              As filed with the Securities and Exchange Commission.
                                                       '33 Act File No. 33-89560
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                REGISTRATION STATEMENT UNDER THE SECURITIES [X]
                                   ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 5


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [ ]


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

   DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[x] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                    PAGE
Part A        INFORMATION REQUIRED IN A PROSPECTUS
     Item      1.   Cover page.................................................................................3
     Item      2.   Definitions................................................................................5
     Item      3.   Synopsis or Highlights.....................................................................13
     Item      4.   Condensed Financial Information............................................................N/A
     Item      5.   General Description of Registrant, Depositor, and Portfolio Companies......................14
     Item      6.   Deductions and Expenses....................................................................16
     Item      7.   General Description of Variable Annuity Contracts..........................................21
     Item      8.   Annuity Period.............................................................................30
     Item      9.   Death Benefit and Distributions............................................................34
     Item     10.    Purchases and Contract Value..............................................................22
     Item     11.    Redemptions...............................................................................25
     Item     12.    Taxes.....................................................................................38
     Item     13.    Legal Proceedings.........................................................................45
     Item     14.    Table of Contents of the Statement of Additional Information..............................48

Part B        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item     15.    Cover Page................................................................................52
     Item     16.    Table of Contents.........................................................................52
     Item     17.    General Information and History...........................................................52
     Item     18.    Services..................................................................................52
     Item     19.    Purchase of Securities Being Offered......................................................53
     Item     20.    Underwriters..............................................................................53
     Item     21.    Calculation of Performance Information....................................................53
     Item     22.    Annuity Payments..........................................................................54
     Item     23.    Financial Statements......................................................................55

Part C        OTHER INFORMATION
     Item     24.    Financial Statements and Exhibits.........................................................93
     Item     25.    Directors and Officers of the Depositor...................................................95
     Item     26.    Persons Controlled by or Under Common Control with the Depositor or Registrant............97
     Item     27.    Number of Contract Owners................................................................108
     Item     28.    Indemnification..........................................................................108
     Item     29.    Principal Underwriter....................................................................108
     Item     30.    Location of Accounts and Records.........................................................109
     Item     31.    Management Services......................................................................109
     Item     32.    Undertakings.............................................................................110

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

   Issued by Nationwide Life Insurance Company through its Nationwide Fidelity
                            Advisor Variable Account

                   The date of this prospectus is May 1, 1999.

This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:

VARIABLE INSURANCE PRODUCTS FUND
-        VIP Equity-Income Portfolio: Service Class
-        VIP Growth Portfolio: Service Class
-        VIP High Income Portfolio: Service Class*
-        VIP Money Market Portfolio: Initial Class
-        VIP Overseas Portfolio: Service Class

VARIABLE INSURANCE PRODUCTS FUND II
-        VIP II Asset Manager Portfolio: Service Class
-        VIP II Asset Manager: Growth Portfolio: Service Class
-        VIP II Contrafund Portfolio: Service Class
-        VIP II Investment Grade Bond Portfolio: Initial Class
-        VIP II Index 500 Portfolio: Service Class

VARIABLE INSURANCE PRODUCTS FUND III
-        VIP III Balanced Portfolio: Service Class
-        VIP III Growth & Income Portfolio: Service Class
-        VIP III Growth Opportunities Portfolio: Service Class
-        VIP III Mid Cap Portfolio: Service Class

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Fidelity Advisor Variable Account ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

The Statement of Additional Information (May 1, 1999) which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page __.

For general information or to obtain FREE copies of the:
-        Statement of Additional Information
-        prospectus for any underlying mutual fund
-        prospectus for the Guaranteed Term Options,
-        required Nationwide forms,

call:   1-800-573-5775
        1-800-573-2447 (VOICE RESPONSE AVAILABLE 24 HOURS)
        1-800-238-3035 (TDD)

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182610
       COLUMBUS, OHIO 43218-2610

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                   WWW.SEC.GOV

This annuity is NOT:
-  A BANK DEPOSIT           -   FEDERALLY INSURED
-  ENDORSED BY A BANK       -   AVAILABLE IN
   OR GOVERNMENT AGENCY         EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract, any amount held in the fixed account, and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.


SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.



SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.


SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION DATE- Each day the New York Stock Exchange is open for business.

VALUATION PERIOD- The period of time beginning at the close of business on a valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT- Nationwide Fidelity Advisor Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF STANDARD CONTRACT
     EXPENSES......................................

ADDITIONAL CONTRACT OPTIONS........................

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES......................................

EXAMPLE............................................

SYNOPSIS OF THE CONTRACTS..........................


FINANCIAL STATEMENTS...............................


NATIONWIDE LIFE INSURANCE COMPANY..................

GENERAL DISTRIBUTOR................................

INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS....................
     Mortality and Expense Risk Charges
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS.

     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Option


CONTRACT OWNERSHIP.................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Value of an Accumulation Unit
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................

     Surrenders Under a Texas Optional Retirement
     Program or a Louisiana Optional Retirement Plan

     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE.....................................
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments

     Guaranteed Minimum Income Benefit Option ("GMIB")

     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities
     Required Distributions for Individual Retirement Annuities
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Individual Retirement Annuities and Tax Sheltered Annuities
     Roth IRAs
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Puerto Rico
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.............................

YEAR 2000 COMPLIANCE ISSUES........................

LEGAL PROCEEDINGS..................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY....

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:
-  the contract owner meets an available exception, or
- a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
the lesser of purchase payments or
amount surrendered).............................7%(1)

Range of CDSC over time:

---------------------------------------------------------
Number of Completed Years from            CDSC
   Date of Purchase Payment            Percentage
---------------------------------------------------------
               0                           7%
---------------------------------------------------------
               1                           7%
---------------------------------------------------------
               2                           6%
---------------------------------------------------------
               3                           5%
---------------------------------------------------------
               4                           4%
---------------------------------------------------------
               5                           3%
---------------------------------------------------------
               6                           2%
---------------------------------------------------------
               7                           0%
---------------------------------------------------------

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

a)  10% of all purchase payments made to the contract; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code

   This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

  Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity plan.


VARIABLE ACCOUNT CHARGES(2)
(as a percentage of average account value)

Mortality and Expense Risk Charges............0.95%
     Total Variable Account Charges...........0.95%(3)

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on an annual basis.

(3) Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

ADDITIONAL CONTRACT OPTIONS


For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application and will replace the corresponding standard contract benefits.



If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.



REDUCED PURCHASE PAYMENT OPTION



For an additional 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.



     Reduced Purchase Payment Option............0.25%
       Total Variable Account Charges
       (including Reduced Purchase
       Payment Option)..........................1.20%



CDSC OPTION FOR ROTH IRAS



For an additional 0.15% of the daily net assets of the variable account, a Roth IRA applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.



   Five Year CDSC Option .......................0.15%
     Total Variable Account Charges

     (including Five Year CDSC Option)..........1.10%


Range of Five-Year CDSC over time:


  Number of Completed Years              CDSC
from Date of Purchase Payment         Percentage
------------------------------------------------------
               0                          7%
------------------------------------------------------
               1                          7%
------------------------------------------------------
               2                          6%
------------------------------------------------------
               3                          4%
------------------------------------------------------
               4                          2%
------------------------------------------------------
               5                          0%
------------------------------------------------------



CDSC WAIVER OPTIONS



   ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER



   For an additional 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").



     Additional Withdrawal Without
     Charge and Disability Waiver ..............0.10%
       Total Variable Account Charges
       (including Additional Withdrawal
       Without Charge and
         Disability Waiver) ....................1.05%



   ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES



   Applicants of a Tax Sheltered Annuity may also elect two additional CDSC waiver options (see "CDSC Options and Charges").



     10 Year and Disability Waiver..............0.05%
       Total Variable Account Charges
       (including 10 Year and Disability
       Waiver) .................................1.00%

     Hardship Waiver............................0.15%
       Total Variable Account Charges
       (including Hardship Waiver) .............1.10%



DEATH BENEFIT OPTIONS


An applicant may choose one of two optional death benefits instead of the Five-Year Reset Death Benefit that is standard to every contract. The optional death benefits are:

   Optional One-Year Step Up
   Death Benefit................................0.05%
     Total Variable Account Charges
     (including One Year Step Up
     Death Benefit).............................1.10%

   Optional 5% Enhanced Death
   Benefit......................................0.10%
     Total Variable Account Charges
     (including 5% Enhanced Death
     Benefit)...................................1.05%

GUARANTEED MINIMUM INCOME BENEFIT OPTION



For an additional 0.50% of the daily net assets of the variable account, an applicant may elect the Guaranteed Minimum Income Benefit Option (see "Guaranteed Minimum Income Benefit Option").



   Guaranteed Minimum Income Benefit Option ....0.50%
     Total Variable Account Charges
     (including a Guaranteed Minimum
     Income Benefit Option).....................1.45%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER
                             EXPENSE REIMBURSEMENT)

       --------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
       --------------------------------------------------------------------------------------------------------------------
       VIP Equity-Income Portfolio: Service Class                  0.50%          0.05%          0.10%          0.65%
       --------------------------------------------------------------------------------------------------------------------
       VIP Growth Portfolio: Service Class                         0.60%          0.07%          0.10%.         0.77%
       --------------------------------------------------------------------------------------------------------------------
       VIP High Income Portfolio: Service Class                    0.59%          0.11%          0.10%          0.80%
       --------------------------------------------------------------------------------------------------------------------
       VIP Money Market Portfolio: Initial Class                   0.21%          0.10%          0.00%          0.31%
       --------------------------------------------------------------------------------------------------------------------
       VIP Overseas Portfolio: Service Class                       0.75%          0.16%          0.10%          1.01%
       --------------------------------------------------------------------------------------------------------------------
       VIP II Asset Manager Portfolio: Service Class               0.55%          0.10%          0.10%          0.75%
       --------------------------------------------------------------------------------------------------------------------
       VIP II Asset Manager: Growth Portfolio: Service Class       0.60%          0.17%          0.10%          0.87%
       --------------------------------------------------------------------------------------------------------------------
       VIP II Contrafund Portfolio: Service Class                  0.60%          0.08%          0.10%          0.78%
       --------------------------------------------------------------------------------------------------------------------
       VIP II Investment Grade Bond Portfolio: Service Class       0.44%          0.14%          0.00%          0.58%
       --------------------------------------------------------------------------------------------------------------------
       VIP II Index 500 Portfolio: Service Class                   0.24%          0.04%          0.00%          0.28%
       --------------------------------------------------------------------------------------------------------------------
       VIP III Balanced Portfolio: Service Class                   0.45%          0.16%          0.10%          0.71%
       --------------------------------------------------------------------------------------------------------------------
       VIP III Growth & Income Portfolio: Service Class            0.49%          0.21%          0.10%          0.80%
       --------------------------------------------------------------------------------------------------------------------
       VIP III Growth Opportunities Portfolio: Service Class       0.60%          0.13%          0.10%          0.83%
       --------------------------------------------------------------------------------------------------------------------
       VIP III Mid Cap Portfolio: Service Class                    0.30%          0.70%          0.10%          1.10%
       --------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

       --------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
       --------------------------------------------------------------------------------------------------------------------
       VIP Equity-Income Portfolio: Service Class                  0.50%          0.08%          0.10%          0.68%
       --------------------------------------------------------------------------------------------------------------------
       VIP Growth Portfolio: Service Class                         0.60%          0.09%          0.10%          0.79%
       --------------------------------------------------------------------------------------------------------------------
       VIP High Income Portfolio: Service Class                    0.59%          0.12%          0.10%          0.80%
       --------------------------------------------------------------------------------------------------------------------
       VIP Overseas Portfolio: Service Class                       0.75%          0.17%          0.10%          1.02%
       --------------------------------------------------------------------------------------------------------------------
       VIP II Contrafund Portfolio: Service Class                  0.60%          0.11%          0.10%          0.81%
       --------------------------------------------------------------------------------------------------------------------
       VIP II Index 500 Portfolio: Service Class                   0.27%          0.13%          0.00%          0.40%
       --------------------------------------------------------------------------------------------------------------------
       VIP III Growth & Income Portfolio: Service Class            0.49%          0.22%          0.10%          0.81%
       --------------------------------------------------------------------------------------------------------------------
       VIP III Growth Opportunities Portfolio: Service Class       0.60%          0.14%          0.10%          0.84%
       --------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The chart reflects expenses of both the variable account and the underlying mutual funds. The chart reflects the maximum amount of variable account charges (which includes all applicable rider options) that could be assessed.



For those contracts that do not elect the maximum number of options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.



The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.


--------------------------------------------------------------------------------------------------------------------------------
                                 If you surrender your Contract   If you do not surrender your        If you annuitize your
                                  at the end of the applicable     Contract at the end of the               Contract
                                          time period                applicable time period       at the end of the applicable
                                                                                                           time period
--------------------------------------------------------------------------------------------------------------------------------
                                 1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.    1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio:       92     142    187     318        29    88     151     318        *     88     151     318
Service Class
--------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio: Service      93     146    193     330        30    92     157     330        *     92     157     330
Class
--------------------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio:         93     147    194     333        30    93     158     333        *     93     158     333
Service Class
--------------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio:        88     132    169     283        25    78     133     283        *     78     133     283
Initial Class
--------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio:            96     154    205     353        33    100    169     353        *     100    169     353
Service Class
--------------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager               93     146    192     328        30    92     156     328        *     92     156     328
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager: Growth       94     149    198     340        31    95     162     340        *     95     162     340
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------------
VIP II Contrafund Portfolio:       93     147    193     331        30    93     157     331        *     93     157     331
Service Class
--------------------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond       91     140    183     311        28    86     147     311        *     86     147     311
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------------
VIP II Index 500 Portfolio:        88     131    167     280        25    77     131     280        *     77     131     280
Service Class
--------------------------------------------------------------------------------------------------------------------------------
VIP III Balanced Portfolio:        93     144    190     324        30    90     154     324        *     90     154     324
Service Class
--------------------------------------------------------------------------------------------------------------------------------
VIP III Growth & Income            93     147    194     333        30    93     158     333        *     93     158     333
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities       94     148    196     336        31    94     160     336        *     94     160     336
Portfolio: Service Class
--------------------------------------------------------------------------------------------------------------------------------
VIP III Mid Cap Portfolio:         97     156    210     362        34    102    174     362        *     102    174     362
Service Class
--------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as:
-  401(a) Investment-only
-  Non-Qualified
- IRAs with contributions rolled over or transferred from certain tax-qualified plans*
-  Roth IRAs
- Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*


*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


---------------------------------------------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
---------------------------------------------------------
401(a)                   $100,000           $15,000
Investment-only
---------------------------------------------------------
Non-Qualified            $15,000            $1,000
---------------------------------------------------------
IRA                      $15,000            $1,000
---------------------------------------------------------
Roth IRA                 $15,000            $1,000
---------------------------------------------------------
Tax Sheltered            $15,000            $1,000
Annuity
---------------------------------------------------------
Charitable               $15,000            $1,000
Remainder Trust
---------------------------------------------------------
SEP IRA                  $15,000            $1,000
---------------------------------------------------------
Simple IRA               $15,000            $1,000
---------------------------------------------------------



If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.


Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.



CHARGES AND EXPENSES


Nationwide deducts a mortality and expense risk charge equal to an annual rate of 0.95% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and expense risks, and for administrative expenses.


Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed the lesser of:

      (1) 7% of the amount surrendered; or
      (2) 7% of the total of all purchase payments made within 7 years of the surrender date.


There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:



-------------------------------------------------------------
         OPTION              CONTRACT TYPE         CHARGE
-------------------------------------------------------------
Five Year CDSC Option        Roth IRAs           0.15%
-------------------------------------------------------------
Additional Withdrawal        all                 0.10%
-------------------------------------------------------------
Without Charge and
Disability Waiver
-------------------------------------------------------------
10 Year and Disability       Tax Sheltered       0.05%
Waiver                       Annuities
-------------------------------------------------------------
Hardship Waiver              Tax Sheltered       0.15%
                             Annuities
-------------------------------------------------------------



If the contract owner elects the Reduced Purchase Payment Option, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25. In return for the reduction, Nationwide will deduct an additional charge of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.


Two optional death benefits are available under the contract. If the contract owner elects one of these options, Nationwide will deduct either

0.05% for the One-Year Step Up Death Benefit, or 0.10% for the 5% Enhanced Death Benefit.


A Guaranteed Minimum Income Benefit option is available under the contract. If the contract owner elects the Guaranteed Minimum Income Benefit option, Nationwide will deduct an additional charge of 0.50% of the daily net assets of the variable account (see "Guaranteed Minimum Income Benefit").


ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").


FINANCIAL STATEMENTS



Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929. Nationwide is a member of the "Nationwide Insurance Enterprise" with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Fidelity Investments Institutional Services Company, Inc.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Fidelity Advisor Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on July 22, 1994, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Investment-only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

  1) shares of a current underlying mutual fund are no longer available for investment; or
  2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the

Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.


Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New purchase payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGES

Nationwide deducts mortality and expense risk charges from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 0.95% of the daily net assets of the variable account.

The mortality risk charges compensate Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charges compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If these charges are insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC, as described below.

The CDSC will not exceed the lesser of:
  (1)  7% of the amount surrendered; or
  (2) 7% of the total of all purchase payments made within 7 years of the surrender date.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the lesser of the amount surrendered or the total of all purchase payments made within 7 years of the surrender request.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

---------------------------------------------------------
 Number of Years from Date               CDSC
    of Purchase Payment               Percentage
---------------------------------------------------------
             0                            7%
---------------------------------------------------------
             1                            7%
---------------------------------------------------------
             2                            6%
---------------------------------------------------------
             3                            5%
---------------------------------------------------------
             4                            4%
---------------------------------------------------------
             5                            3%
---------------------------------------------------------
             6                            2%
---------------------------------------------------------
             7                            0%
---------------------------------------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59-1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

  (a) 10% of all purchase payments; or
  (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

  (1) upon the annuitization of contracts which have been in force for at least two years;
  (2) upon payment of a death benefit; or
  (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:



  (a) is the amount which would otherwise be available for withdrawal without a CDSC; and



  (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.



The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.


PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1) the time the contract is surrendered;
(2) annuitization; or
(3) such earlier date as Nationwide becomes subject to premium taxes.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS


REDUCED PURCHASE PAYMENT OPTION



If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annual rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payments will be $25. This option is not available for contracts issued as Investment-only Contracts.



CDSC OPTIONS AND CHARGES



Five Year CDSC Option for Roth IRAs



For an additional charge of 0.15% of the daily net assets of the variable account, the contract owner of a Roth IRA may choose the Five-Year CDSC Option.



Under this option, CDSC will not exceed the lesser of:



  (1) 7% of the amount surrendered; or
  (2) 7% of the total of all purchase payments made within 60 months of the surrender date.



The Five Year CDSC Option for Roth IRAs applies as follows:



      ---------------------------------------------------
       Number of Years from Date of          CDSC
             Purchase Payment             Percentage
      ---------------------------------------------------
                     0                        7%
      ---------------------------------------------------
                     1                        7%
      ---------------------------------------------------
                     2                        6%
      ---------------------------------------------------
                     3                        4%
      ---------------------------------------------------
                     4                        2%
      ---------------------------------------------------
                     5                        0%
      ---------------------------------------------------



Additional Withdrawal Without Charge and Disability Waiver



Each contract has a standard 10% CDSC-free withdrawal privilege. For an additional charge of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.



This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities



     10 Year and Disability Waiver



     For an additional charge of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:



       1) the contract owner has been the owner of the contract for 10 years;
          and



       2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.



     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.



     Hardship Waiver



     For an additional charge of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.



     If this waiver becomes effective, no additional purchase payments may be made to the contract.



DEATH BENEFIT OPTIONS


If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon which option was chosen. Nationwide may lower either of these charges at any time without notifying contract owners.


Further information about these benefits can be found in the "Death Benefit Payment" provision.



One-Year Step Up Death Benefit



If the annuitant dies before the annuitization date, the death benefit will be the greatest of:



  1)  the contract value;



  2) the total of all purchase payments, less an adjustment for amounts surrendered; or



  3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.



The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).



5% Enhanced Death Benefit



If the annuitant dies before the annuitization date, the death benefit will be the greater of:



  (1) the contract value; or



  (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

     -  The third contract anniversary has passed; and

     - The contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

     - The contract owner has been diagnosed by a physician to have a terminal illness; and

     - Nationwide receives and records a letter from that physician indicating such diagnosis.

For those contracts that have a non-natural person as contract owner for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has not been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.



GUARANTEED MINIMUM INCOME BENEFIT OPTION



For an additional charge of 0.50% of the daily net assets of the variable account, the contract owner can purchase a Guaranteed Minimum Income Benefit option at the time of application. The Guaranteed Minimum Income Benefit option provides for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.


CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

  -  on a Nationwide form;
  -  signed by the contract owner; and
  -  received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. A joint owner will receive a death benefit if a contract owner who is also the annuitant dies before the annuitization date. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

  -  Joint owners can only be named for Non-Qualified Contracts
  - Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners
  - The exercise of any ownership right in the contract will require a written request signed by both joint owners
  - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner. However, if the contingent owner dies before the contract owner, and there is no surviving joint owner, all of the contract benefits that would have gone to the contingent owner will go to the contract owner's estate.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT


The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, (age 83 or younger if electing a Guaranteed Minimum Income Benefit option) unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.


BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. The beneficiaries will share equally, unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.



OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


---------------------------------------------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT            PURCHASE         SUBSEQUENT
       TYPE              PAYMENT           PAYMENTS
---------------------------------------------------------
401(a)                   $100,000           $15,000
Investment-only
---------------------------------------------------------
Non-Qualified            $15,000            $1,000
---------------------------------------------------------
IRA                      $15,000            $1,000
---------------------------------------------------------
Roth IRA                 $15,000            $1,000
---------------------------------------------------------
Tax Sheltered            $15,000            $1,000
Annuity
---------------------------------------------------------
Charitable               $15,000            $1,000
Remainder Trust
---------------------------------------------------------
SEP IRA                  $15,000            $1,000
---------------------------------------------------------
Simple IRA               $15,000            $1,000
---------------------------------------------------------



If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.


Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                             -  Independence Day
-  Martin Luther King, Jr. Day                -  Labor Day
-  Presidents Day                             -  Thanksgiving
-  Good Friday                                -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

  (1) trading on the New York Stock Exchange is restricted;

  (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

  (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.


If Nationwide is unable to price purchase payments or transfers on any day that the New York Stock Exchange is open, Nationwide will make its best effort to process purchase payments and transfers as of the date pricing should have occurred.


ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.



VALUE OF AN ACCUMULATION UNIT

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CONTRACT VALUE


Contract value is the sum of the value of amounts allocated to the sub-accounts in the variable account, and amounts allocated to the fixed account and to a Guaranteed Term Option. If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.



Determining Variable Account Value - Valuing an Accumulation Unit



Purchase payments or transfers allocated to the underlying mutual funds are held in sub-accounts in the form of accumulation units. Accumulation unit value is determined by calculating the net investment factor of each underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit value determined on the previous valuation period.



Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor mathematically shows the investment performance of the underlying mutual fund option in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:



(a)  is the net of:



   (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and



   (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).



(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.



(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.10% of the daily net assets of the variable account, depending on which contract features the contract owner chose.



Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.



Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.



Determining Fixed Account Value



Nationwide determines the value of the fixed account by:



  1)  adding all amounts allocated to the fixed account;



  2)  adding any interest earned on the amounts allocated; and



  3) subtracting any withdrawals, transfers and charges deducted in accordance with the contract.



Determining the Guaranteed Term Option Value



Nationwide determines the value of a Guaranteed Term Option by:



  1)  adding all amounts allocated to any Guaranteed Term Option;



  2) adding any interest earned on the amounts allocated to any Guaranteed Term Option;



  3) adding or subtracting any amounts resulting from a market value adjustment; and



  4)  subtracting charges deducted in accordance with the contract.


TRANSFERS

Contract owners can transfer allocations without penalty or adjustment subject to the following conditions:

  -  Transfers between sub-accounts are limited to once per valuation date.

  - For any 12 month period, Nationwide may restrict transfers from the variable account to the fixed account to 10% of the combined value of Guaranteed Term Option allocations and the variable account contract value.

  - Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

  - Nationwide reserves the right to refuse transfers or purchase payments into the fixed account if the fixed account value is greater than or equal to 30% of the total contract value.

  - After annuitization, transfers may only be made on the anniversary of the annuitization date.

  - Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").


Amounts transferred to the variable account will receive the accumulation unit value determined on the previous valuation period.


Transfer Requests

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine. Nationwide's failure to follow these procedures will result in its liability for fraudulent or unauthorized transfers. However, Nationwide will not be liable for following telephone instructions that it reasonably believed to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

For transfers involving the variable account, Nationwide determines contract value as of the date the completed transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

  - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or
  - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)


Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.



Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.



Partial Surrenders (Partial Redemptions)



Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.



A Contingent Deferred Sales Charge may apply. The contract owner may take the Contingent Deferred Sales Charge from either:


   a) the amount requested; or
   b) the remaining contract value.


If the contract owner does not make a specific election, any applicable Contingent Deferred Sales Charge will be taken from the remaining contract value.



Full Surrenders (Full Redemptions)



The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A Contingent Deferred Sales Charge may apply.



SURRENDERS UNDER ATEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN



Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.



The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:



  -  the participant dies;



  -  the participant retires;



  -  the participant terminates employment due to total disability;



  - or the participant that works in a Texas public institution of higher education terminates employment.



A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.



Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any Contingent Deferred Sales Charge.



Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.


SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
        Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B. The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.

Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

-------------------------------------------------------------
                     CONTRACT     MAXIMUM OUTSTANDING LOAN
                     VALUES       BALANCE ALLOWED
-------------------------------------------------------------
NON-ERISA PLANS      up to        up to 80% of contract
                     $20,000      value (not more than
                                  $10,000)
-------------------------------------------------------------
                     $20,000      up to 50% of contract
                     and over     value (not more than
                                  $50,000*)
-------------------------------------------------------------

-------------------------------------------------------------
ERISA PLANS          All          up to 50% of contract
                                  value (not more than
                                  $50,000*)
-------------------------------------------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.


LOAN INTEREST


The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT-Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

  - the contract is surrendered;
  - the contract owner/annuitant dies;
  - the contract owner who is not the annuitant dies prior to annuitization; or
  - annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.


Investment-only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.


Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Contract owners may participate in this program if their contract value is $15,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual funds: VIP High Income Portfolio and VIP Money Market Portfolio to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options. The minimum monthly transfer is $100. Transfers from the fixed account must be equal to 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59-1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

  1) 10% of all purchase payments made to the contract as of the withdrawal date;

  2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

  3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  -----------------------------------------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  -----------------------------------------------------
        Under age 59-1/2                  5%
  -----------------------------------------------------
   Age 59-1/2 through age 61              7%
  -----------------------------------------------------
     Age 62 through age 64                8%
  -----------------------------------------------------
     Age 65 through age 74               10%
  -----------------------------------------------------
        Age 75 and over                  13%
  -----------------------------------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

  (1) an annuity payment option; and
  (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY


A fixed payment annuity is an annuity where the amount of the annuity payments remains level.


The first payment under a fixed payment annuity is determined on the annuitization date on an age last birthday basis by:

  1)  deducting applicable premium taxes from the total contract value; then

  2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY


A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.



               A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN
            EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.


The first payment under a variable payment annuity is determined on the annuitization date on an age last birthday basis by:

  1)  deducting applicable premium taxes from the total contract value; then

  2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate


An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.


Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

- the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

- an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.


GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")



What is a GMIB?



A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.



How is the Guaranteed Annuitization Value Determined?



The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:



(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring prior to the annuitant's 86th birthday;



(b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

GMIB Illustrations



The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using the GMIB.



The illustrations assume the following:



  - An initial purchase payment of $100,000.00 is made to the contract and allocated to the variable account



  - There are no surrenders from the contract or transfers to the fixed account (making the fixed account greater than 30% of the contract value)



  -  The contract is issued to a MALE at age 55, 65 or 70



  - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected at annuitization




                             7 Years in Accumulation
                      $140,710.04 for GMIB at Annuitization

----------------------------------------------------------------------------------------------------------------------
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
----------------------------------------------------------------------------------------------------------------------
              55                            62                         $4.72                         $664.15
----------------------------------------------------------------------------------------------------------------------
              65                            72                         $5.96                         $838.63
----------------------------------------------------------------------------------------------------------------------
              70                            77                         $5.79                         $955.42
----------------------------------------------------------------------------------------------------------------------




                            10 Years in Accumulation
                      $162,889.46 for GMIB at Annuitization
----------------------------------------------------------------------------------------------------------------------
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
----------------------------------------------------------------------------------------------------------------------
              55                            65                         $5.03                         $819.33
----------------------------------------------------------------------------------------------------------------------
              65                            75                         $6.44                       $1,049.01
----------------------------------------------------------------------------------------------------------------------
              70                            80                         $7.32                       $1,192.35
----------------------------------------------------------------------------------------------------------------------



                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization
----------------------------------------------------------------------------------------------------------------------
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
----------------------------------------------------------------------------------------------------------------------
              55                            70                         $5.66                       $1,132.00
----------------------------------------------------------------------------------------------------------------------
              65                            80                         $7.32                       $1,464.00
----------------------------------------------------------------------------------------------------------------------
              70                            85                         $8.18                       $1,636.00
----------------------------------------------------------------------------------------------------------------------


*Monthly Benefit per $1,000 applied


The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates would also apply for females, and for males who annuitize at ages other than the ones shown above, or annuitize under other annuity payment options. In instances where different guaranteed purchase rates apply, the GMIB amounts shown above would be different. In all instances, the guaranteed purchase rates used to calculate the GMIB are the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

Special Restrictions for a GMIB



After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:



(1) the application of additional purchase payments;



(2) surrenders; or



(3) transfers from the variable account,



then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.



If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue, for the purposes of the Guaranteed Annuitization Value, at 5% annually, subject to the other terms and conditions outlined herein.



When May the Guaranteed Annuitization Value be Used?



The contract owner may use the Guaranteed Annuitization Value by electing to enter the annuity payment phase of the contract (annuitizing the contract) during the thirty day period following any contract anniversary:



  (1) after the contract has been in effect for seven years; AND



  (2) the annuitant has attained age 60.



What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?



The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:



-  Life Annuity



-  Joint and Last Survivor Annuity



-  Life Annuity with 120 or 240 Monthly Payments Guaranteed



Other Terms and Conditions of a GMIB



                            **PLEASE READ CAREFULLY**



-  The GMIB must be elected at the time of application.



-  The annuitant must be age 83 or younger at the time the contract is issued.



- The GMIB is irrevocable and will remain for as long as the contract remains in force.



             IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                                   GMIB OPTION



While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.



     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under this contract.




     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.



     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.



     - The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.



     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of this contract.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

  (1)  in a lump sum;

  (2)  as an annuity; or

  (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

  (1)  proper proof of the annuitant's death;

  (2)  an election specifying the distribution method; and

  (3)  any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

  1)  the contract value;

  2) the total of all purchase payments, less an adjustment for amounts surrendered; or

  3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

  4)  the contract value;

  5) the total of all purchase payments, less an adjustment for amounts surrendered; or

  6) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

  (3)  the contract value; or

  (4) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

  1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

  2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

      a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.

          Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

      b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

  a) the death of the annuitant will be treated as the death of a contract owner;

  b)  any change of annuitant will be treated as the death of a contract owner;
      and

  c) in either case, the appropriate distribution will be made upon the death or change, as the case may be. The annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Internal Revenue Code.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

  a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

  b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

  a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70-1/2; or

  b)  the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70-1/2.

Payments beginning on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the annuitant by the annuitant's life expectancy or the joint life expectancies of the annuitant and the annuitant's designated beneficiary (if the annuitant dies before the required beginning date) or the beneficiary under the selected annuity payment option (if the annuitant dies after the required beginning date), whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by using return multiples contained in Section 1.72-9 of the Treasury Regulations.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70-1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.



REQUIRED DISTRIBUTIONS FOR IRAS OR SEP IRAS


Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.


If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:


     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:


         1) treat the contract as an IRA or SEP IRA established for his or her benefit; or


         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70-1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.


If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs.


Individual Retirement Annuity distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

         1) treat the contract as a Roth IRA established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70-1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Income Taxes").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.


Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs, including SEP IRAs; (2) Roth IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

IRAs and SEP IRAs



Distributions from IRAs and SEP IRAs and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of the IRA or SEP IRA or the annuitant under contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service:


      -     the amount of nondeductible purchase payments;

      -     the amount of any distributions;

      - the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

      -     the total balance in all IRAs.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

      (i) it is made on or after the date on which the contract owner attains age 59-1/2;

      (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

      (iii) it is attributable to the contract owner's disability; or

      (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, it may be included on his or her final tax return.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59-1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution

      1)    is the result of a contract owner's death;

      2)    is the result of a contract owner's disability;

      3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner),

      4)    is for the purchase of an immediate annuity;

      5) is allocable to an investment in the contract before August 14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death.

If a contract owner dies before the annuitization date, then the joint owner, the contingent owner or other named recipient must receive the distribution within 5 years of the contract owner's death. However, the recipient may elect to receive payments over his or her life or life expectancy as long as the payments begin within one year of the contract owner's death. If the joint owner, contingent owner or other named recipient is the surviving spouse, the spouse may choose to take over the contract as contract owner and the contract will be continued throughout the life of the surviving spouse.

If the contract owner dies on or after the annuitization date and before the entire interest has been distributed, the remainder must be distributed at least as rapidly as under the method being used on the date of the contract owner's death (see "Required Distributions for Tax Sheltered Annuities").

If the contract owner is not a natural person, the death of the annuitant (or a change in the annuitant) will result in a distribution pursuant to these rules, regardless of whether a contingent annuitant is named.

The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.

This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural person for the benefit of an individual is treated as owned by the individual. This would put the contract back under
Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rule also does not apply to contracts that are:

      a) acquired by the estate of a decedent by reason of the death of the decedent;

      b) issued in connection with certain qualified retirement plans and individual retirement plans;

      c)    used in connection with certain structured settlements;

      d) purchased by an employer upon the termination of certain qualified retirement plans; or

      e)    an immediate annuity.

IRAS, SEP IRAS AND TAX SHELTERED ANNUITIES



Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from IRAs, SEP IRAs, and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.


Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.


The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into IRAs or SEP IRAs. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, IRA or SEP IRA. Distributions that may NOT be rolled over are those that are:


      a) one of a series of substantially equal annual (or more frequent) payments made:

            1)    over the life (or life expectancy) of the contract owner;

            2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary;

            3)    for a specified period of ten years or more; or

      b)    a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.


IRAs and SEP IRAs may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the IRA or SEP IRA does not qualify for the desired tax treatment.


ROTH IRAS

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.

All of the income from rollovers will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.

A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of the four year spread, subject to the amount deferred under the four year election to be taxed immediately.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

      1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

      2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

      1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

      2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

      -     a transfer of the contract from one contract owner to another; or

      -     a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

      a) an individual who is two or more generations younger than the contract owner; or

      b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

      - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

      - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract before annuitization are treated as nontaxable return of principal until the principal is fully recovered. Thereafter all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal adviser should be consulted in these situations.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

      -     the failure to diversify was accidental;

      -     the failure is corrected; and

      -     a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners all statements and reports required by law. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

      -     statements showing the contract's quarterly activity;

      - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

      - semi-annual reports as of June 30 containing financial statements for the variable account; and

      - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999.

Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999. Nationwide has completed an inventory and assessment of all computer systems and has developed a plan to renovate or replace all applications that were identified as not Year 2000 compliant.

As of the end of July 1998, Nationwide has renovated 97% of all applications that required renovation. Testing of the renovated programs is in process, including running each application with the date moved forward to Year 2000. Nationwide expects to complete the testing of all renovated applications by the end of 1998. For applications being replaced, Nationwide anticipates all replacement systems to be in place and functioning by the end of 1998. Contingency plans are substantially completed which identify actions to be taken if Nationwide's renovation and replacement strategies fall behind schedule.

Nationwide is also completing an inventory and assessment of all vendor products. As of the end of July 1998, 83% of products had been assessed and 69% were Year 2000 compliant. Nationwide is certifying that each vendor product is Year 2000 compliant. At the end of July 1998, 24% of vendor products that were identified as Year 2000 compliant had been certified. Nationwide anticipates having all vendor products assessed and certified by the end of 1998. Any vendor products that cannot be certified as Year 2000 compliant will be replaced or eliminated.

In addition to resolving internal Year 2000 readiness issues, Nationwide is working with all business partners to assess Year 2000 issues associated with the exchange of electronic data. Nationwide has completed an inventory and assessment of all interfaces with business partners and is in the process of testing those interfaces. Nationwide has also initiated plans to survey producer business partners to ascertain their Year 2000 readiness.

Operating expenses in 1997 and in the first six months of 1998 include approximately $45 million and $22.6 million, respectively, for technology projects, including costs related to Year 2000. In the second half of 1998, Nationwide anticipates spending an amount comparable to expense for the first half of 1998. At this time, no significant Year 2000 costs are anticipated in 1999. Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in this lawsuit seeks to represent a national class of Nationwide policyholders and claims unspecified compensatory and punitive damages. On August 20, 1998, the Court in the Snyder case signed an order preliminarily approving a class for settlement purposes and scheduled a fairness hearing for December 17, 1998. The proposed settlement, if ultimately approved, is not expected to have a material adverse effect on the financial condition of Nationwide Life Insurance Company.

In April 1998, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in Ohio State Court similar to the Snyder lawsuit (David Mishler v. Nationwide Life Insurance Co.). These plaintiffs seek to represent a similar class, make similar allegations and seek unspecified compensatory and punitive damages.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, brought an action in a Texas federal court against Nationwide Life Insurance Company and the American Century Group as defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners who they claim were misled when purchasing these variable contracts. Plaintiffs alleged the purchasers were led to believe that the performance of an underlying mutual fund managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a public mutual fund, also managed by American Century. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide Life Insurance Company and American Century. The parties are presently engaged in discovery on the issue of whether the lawsuit should be certified as a class action. Plaintiffs filed their motion in support of class certification and Nationwide Life Insurance Company intends to file a response opposing class certification. Nationwide Life Insurance Company intends to defend this case vigorously

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the VIP Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the VIP Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the VIP Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

      -     precious metals;

      -     real estate;

      -     stocks and bonds;

      -     closed-end funds;

      -     bank money market deposit accounts and passbook savings;

      -     CDs; and

      -     the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

      -     S&P 500;

      -     Shearson/Lehman Intermediate Government/Corporate Bond Index;

      -     Shearson/Lehman Long-Term Government/Corporate Bond Index;

      -     Donoghue Money Fund Average;

      -     U.S. Treasury Note Index;

      -     Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and

      -     Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

      -     Lipper Analytical Services, Inc.,

      -     CDA/Wiesenberger,

      -     Morningstar,

      -     Donoghue's,

      -     magazines such as:

            *     Money;

            *     Forbes;

            *     Kiplinger's Personal Finance Magazine;

            *     Financial World

            *     Consumer Reports

            *     Business Week;

            *     Time;

            *     Newsweek;

            *     National Underwriter;

            *     News and World Report;

      -     LIMRA;

      -     Value;

      -     Best's Agent Guide;

      -     Western Annuity Guide;

      -     Comparative Annuity Reports;

      -     Wall Street Journal;

      -     Barron's;

      -     Investor's Daily;

      -     Standard & Poor's Outlook; and

      -     Variable Annuity Research & Data Service (The VARDS Report)

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts


Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the maximum charges that could be assessed to a contract if all options are chosen (2.10%), except premium taxes, which may be imposed by certain states.


Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                               PAGE
General Information and History..............................................   1
Services.....................................................................   1
Purchase of Securities Being Offered.........................................   2
Underwriters.................................................................   2
Calculations of Performance..................................................   2
Annuity Payments.............................................................   3
Financial Statements.........................................................   4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

VARIABLE INSURANCE PRODUCTS FUND

The Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

      VIP EQUITY - INCOME PORTFOLIO: SERVICE CLASS

      Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. When choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the Standard & Poor's Composite Stock Price Index.

      VIP GROWTH PORTFOLIO: SERVICE CLASS

      Investment Objective: To seek to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

      VIP HIGH INCOME PORTFOLIO: SERVICE CLASS

      Investment Objective: Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks, and convertible securities. FMR normally invests at least 65% of the Portfolio's total assets in these securities. In choosing investments, the Portfolio also considers growth of capital.

      VIP MONEY MARKET PORTFOLIO: INITIAL CLASS

      Investment Objective: Seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers while seeking to maintain a stable $1.00 share price. Investments in the Money market Portfolio are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will maintain a stable $1.00 share price.

      VIP OVERSEAS PORTFOLIO: SERVICE CLASS

      Investment Objective: Seeks long-term growth of capital by investing primarily in securities of issuers whose principal activities are outside of the U.S. FMR normally invests at least 65% of the Portfolio's total assets in securities of issuers from at least three different countries outside of North America (the U.S., Canada, Mexico, and Central America). The Portfolio expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality.

VARIABLE INSURANCE PRODUCTS FUND II

The Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

      VIP II ASSET MANAGER PORTFOLIO: SERVICE CLASS

      Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among the following classes or types of investments in a neutral mix: stock class, the bond class, and short-term class/money market class.

      --------------------------------------------------
      Asset Manager          Range           Neutral Mix
      --------------------------------------------------
      Stock Class            30-70%          50%
      --------------------------------------------------
      Bond Class             20-60%          40%
      --------------------------------------------------
      Short-term Class        0-50%          10%
      --------------------------------------------------

      VIP II ASSET MANAGER: GROWTH PORTFOLIO: SERVICE CLASS

      Investment Objective: Seeks maximum total return over the long-term by allocating assets among the following classes or types of investment in a neutral mix: the stock class, the bond class, short-term class/ money market class. The Portfolio's more aggressive approach focuses primarily on stocks for high potential returns.

      -----------------------------------------------
      Asset Manager:        Range        Neutral Mix
      Growth
      -----------------------------------------------
      Stock Class          50-100%           75%
      -----------------------------------------------
      Bond Class             0-50%           25%
      -----------------------------------------------
      Short-term Class       0-50%            5%
      -----------------------------------------------

      VIP II CONTRAFUND PORTFOLIO: SERVICE CLASS

      Investment Objective: To seek capital appreciation by investing primarily in companies that the Portfolio manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign stock, and securities convertible into common stock.

      VIP II INDEX 500 PORTFOLIO: INITIAL CLASS

      Investment Objective: To seek investment results that correspond to the total return of common stocks that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Normally, at least 80% of the Portfolio's assets will be invested in equity securities of companies that comprise the S&P 500. Although the Portfolio tries to allocate its assets similarly to those of the S&P 500, the Portfolio's composition may not always be identical to that of the S&P. In seeking a 98% or better long-term correlation of the fund's FMR may choose, if extraordinary circumstances warrant, to exclude a stock held in the S&P 500 and include a similar stock in its place if doing so will help the Portfolio achieve its objective.

      VIP II INVESTMENT GRADE BOND PORTFOLIO: INITIAL CLASS

      Investment Objective: Seeks a high level of current income as is consistent with preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in investment-grade fixed-income securities such as debentures, bonds and notes. government securities.

VARIABLE INSURANCE PRODUCTS FUND III

The Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

      VIP III BALANCED PORTFOLIO: SERVICE CLASS

      Investment Objective: Seeks both income and growth of capital using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Funds assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.

      VIP III GROWTH & INCOME PORTFOLIO: SERVICE CLASS

      Investment Objective: Seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

      VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS

      Investment Objective: Seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in securities of companies that FMR believes have long-term growth potential. The Portfolio has the ability to purchase foreign securities, and preferred stock and bonds that may produce capital appreciation.

      VIP III MID CAP PORTFOLIO: SERVICE CLASS

      Investment Objective: Long-term growth of capital by investing in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the Portfolio's total assets in these securities. The Portfolio has the flexibility, however, to invest the balance in other market capitalizations and security types. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. The S&P MidCap 400 is an unmanaged index of medium capitalization stocks. Companies whose capitalization no longer meets this definition after purchase continue to be considered medium-capitalized for purposes of the 65% policy. The Portfolio also reserves the right to invest in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
            THROUGH ITS NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182610, Columbus, Ohio 43218-2610, or calling 1-800-573-5775, Voice
Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                            PAGE
General Information and History...........................................    1
Services..................................................................    1
Purchase of Securities Being Offered......................................    2
Underwriters..............................................................    2
Calculations of Performance...............................................    2
Annuity Payments..........................................................    3
Financial Statements......................................................    4

GENERAL INFORMATION AND HISTORY


The Nationwide Fidelity Advisor Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide Insurance Enterprise and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1998.


SERVICES


Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.



The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide has entered into an agreement with the adviser of the underlying mutual funds. The agreement relates to administrative services furnished by Nationwide and provides for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").


When a contract described in the prospectus is exchanged for another contract issued by Nationwide or any of its affiliated insurance companies of the type and class which the Company determines is eligible for such an exchange, Nationwide may waive any remaining Contingent Deferred Sales Charges on the first contract. A Contingent Deferred Sales Charge may apply to the contract received in the exchange.


UNDERWRITERS


The contracts, which are offered continuously, are distributed by Fidelity Investments Institutional Services Company, Inc. ("Fidelity"), 82 Devonshire Street, Boston, Massachusetts 02109. Nationwide has paid no underwriting commission to Fidelity.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the VIP Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The VIP Money Market Portfolio's effective yield will be computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Portfolio.



The VIP Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the portfolio, portfolio quality and average maturity, changes in interest rates, and the portfolio's expenses. Although the portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the portfolio's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the VIP Money Market Portfolio is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.



All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Standardized average annual total return reflects the deduction of a the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen (2.10%), except for premium taxes, which may be imposed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the Contract is designed for long term investment. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.



The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.



Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than original cost.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.


-------------------------------------------------------------------------------

The Fidelity Advisor Generations Annuity(sm) commenced sales in January, 1998. Therefore, the following Financial Statements do not reflect performance for the Fidelity Advisor Generations Annuity. However, the Financial Statements do reflect performance for other annuity contracts issued through the Nationwide Fidelity Advisor Variable Account.

--------------------------------------------------------------------------------

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Fidelity Advisor Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Fidelity Advisor Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997



ASSETS:
   Investments at market value:
      Fidelity VIP - Equity-Income Portfolio
         1,599,038 shares (cost $35,248,681) ...............................   $   38,824,634
      Fidelity VIP - Growth Portfolio
         640,125 shares (cost $22,206,927) .................................       23,748,634
      Fidelity VIP - High Income Portfolio
         10,995,541 shares (cost $132,833,923) .............................      149,319,451
      Fidelity VIP - Money Market Portfolio
         43,662,630 shares (cost $43,662,630) ..............................       43,662,630
      Fidelity VIP - Overseas Portfolio
         3,584,762 shares (cost $65,258,243) ...............................       68,827,431
      Fidelity VIP-II - Asset Manager Portfolio
         558,030 shares (cost $9,279,565) ..................................       10,050,112
      Fidelity VIP-II - Asset Manager: Growth Portfolio
         505,876 shares (cost $7,473,921) ..................................        8,276,124
      Fidelity VIP-II - Contrafund Portfolio
         2,583,928 shares (cost $46,279,142) ...............................       51,523,515
      Fidelity VIP-II - Index 500 Portfolio
         251,026 shares (cost $25,844,659) .................................       28,714,885
      Fidelity VIP-II - Investment Grade Bond Portfolio
         2,272,129 shares (cost $26,465,418) ...............................       28,537,938
      Fidelity VIP-III - Balanced Portfolio
         9,766,299 shares (cost $112,089,702) ..............................      142,392,642
      Fidelity VIP-III - Growth and Income Portfolio
         2,081,025 shares (cost $23,761,073) ...............................       26,075,242
      Fidelity VIP-III - Growth Opportunities Portfolio
         32,098,555 shares (cost $448,021,663) .............................      618,539,161
                                                                               --------------
            Total investments ..............................................    1,238,492,399
   Accounts receivable .....................................................           15,691
                                                                               --------------
            Total assets ...................................................    1,238,508,090
ACCOUNTS PAYABLE ...........................................................                -
                                                                               --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................   $1,238,508,090
                                                                               ==============


See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                                                       GOVERNMENT
                                                                         TOTAL                     INVESTMENT FUND
                                                            -----------------------------   -----------------------------
                                                                1997            1996             1997          1996
                                                            -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................        $    13,779,569       9,453,706         287,288         977,630
Mortality, expense and administration
  charges (note 2) ...............................            (13,519,814)     (7,056,063)        (56,693)       (219,745)
                                                          ---------------   -------------   -------------   -------------
  Net investment activity ........................                259,755       2,397,643         230,595         757,885
                                                          ---------------   -------------   -------------   -------------

Proceeds from mutual fund shares sold ............            287,881,219      45,891,295      20,683,351         784,643
Cost of mutual fund shares sold ..................           (283,840,344)    (44,457,369)    (21,543,654)       (750,095)
                                                          ---------------   -------------   -------------   -------------
  Realized gain (loss) on investments ............              4,040,875       1,433,926        (860,303)         34,548
Change in unrealized gain (loss) on investments ..            165,223,943      62,292,552         502,588        (479,363)
                                                          ---------------   -------------   -------------   -------------
  Net gain (loss) on investments .................            169,264,818      63,726,478        (357,715)       (444,815)
                                                          ---------------   -------------   -------------   -------------
Reinvested capital gains .........................             17,399,176       1,903,631              -               -
                                                          ---------------   -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........            186,923,749      68,027,752        (127,120)        313,070
                                                          ---------------   -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................            429,777,841     326,836,927         703,479      12,167,493
Transfers between funds ..........................                     -               -      (20,346,585)        162,562
Redemptions ......................................            (51,393,337)    (20,699,510)       (279,350)       (957,625)
Annuity benefits .................................                 (2,059)             -               -               -
Annual contract maintenance charge (note 2) ......                (99,391)        (54,534)           (386)           (810)
Contingent deferred sales charges (note 2) .......             (1,101,526)       (402,606)        (11,183)        (18,984)
Adjustments to maintain reserves .................                  5,922          36,535              13             438
                                                          ---------------   -------------   -------------   -------------
    Net equity transactions ......................            377,187,450     305,716,812     (19,934,012)     11,353,074
                                                          ---------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            564,111,199     373,744,564     (20,061,132)     11,666,144
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......            674,396,891     300,652,327      20,061,132       8,394,988
                                                          ---------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        $ 1,238,508,090     674,396,891              -       20,061,132
                                                          ===============   =============   =============   =============


                                                                  HIGH YIELD FUND              MONEY MARKET FUND
                                                         ------------------------------  ------------------------------
                                                             1997              1996           1997              1996
                                                         -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................           1,664,977        6,331,250         290,239       1,690,430
Mortality, expense and administration
  charges (note 2) ...............................            (265,500)        (945,208)        (81,263)       (462,483)
                                                         -------------   --------------  --------------   -------------
  Net investment activity ........................           1,399,477        5,386,042         208,976       1,227,947
                                                         -------------   --------------  --------------   -------------

Proceeds from mutual fund shares sold ............          97,566,593        2,719,663      34,287,294      36,765,530
Cost of mutual fund shares sold ..................         (98,450,573)      (2,339,519)    (34,287,294)    (36,765,530)
                                                         -------------   --------------  --------------   -------------
  Realized gain (loss) on investments ............            (883,980)         380,144              -               -
Change in unrealized gain (loss) on investments ..          (2,411,864)       2,035,510              -               -
                                                         -------------   --------------  --------------   -------------
  Net gain (loss) on investments .................          (3,295,844)       2,415,654              -               -
                                                         -------------   --------------  --------------   -------------
Reinvested capital gains .........................           3,446,055           38,004              -               -
                                                         -------------   --------------  --------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........           1,549,688        7,839,700         208,976       1,227,947
                                                         -------------   --------------  --------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................           5,965,726       42,194,826       5,893,573      41,393,976
Transfers between funds ..........................         (97,185,398)       4,859,831     (35,384,849)    (38,807,936)
Redemptions ......................................          (1,335,478)      (3,134,966)       (643,822)     (2,833,508)
Annuity benefits .................................                  -                -               -               -
Annual contract maintenance charge (note 2) ......              (1,254)          (4,524)           (196)         (1,592)
Contingent deferred sales charges (note 2) .......             (37,325)         (78,197)         (8,540)        (21,113)
Adjustments to maintain reserves .................                 352            2,682           2,487          (8,090)
                                                         -------------   --------------  --------------   -------------
    Net equity transactions ......................         (92,593,377)      43,839,652     (30,141,347)       (278,263)
                                                         -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............         (91,043,689)      51,679,352     (29,932,371)        949,684
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......          91,043,689       39,364,337      29,932,371      28,982,687
                                                         -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............                  -        91,043,689              -       29,932,371
                                                         =============   ==============  ==============   =============



                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                   OVERSEAS FUND               EQUITY-INCOME PORTFOLIO
                                                           -----------------------------   -----------------------------
                                                                1997            1996            1997            1996
                                                           -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................         $      53,871         452,482          15,751              -
Mortality, expense and administration
  charges (note 2) ...............................              (128,292)       (456,932)       (242,173)             -
                                                           -------------   -------------   -------------   -------------
  Net investment activity ........................               (74,421)         (4,450)       (226,422)             -
                                                           -------------   -------------   -------------   -------------

Proceeds from mutual fund shares sold ............            48,228,759       1,489,407          22,507              -
Cost of mutual fund shares sold ..................           (48,637,341)     (1,345,257)        (21,016)             -
                                                           -------------   -------------   -------------   -------------
  Realized gain (loss) on investments ............              (408,582)        144,150           1,491              -
Change in unrealized gain (loss) on investments ..            (2,797,481)      2,436,624       3,575,954              -
                                                           -------------   -------------   -------------   -------------
  Net gain (loss) on investments .................            (3,206,063)      2,580,774       3,577,445              -
                                                           -------------   -------------   -------------   -------------
Reinvested capital gains .........................             4,309,141         941,567          79,191              -
                                                           -------------   -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........             1,028,657       3,517,891       3,430,214              -
                                                           -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................             2,025,184      19,990,667      28,876,880              -
Transfers between funds ..........................           (47,818,089)      6,205,243       7,018,612              -
Redemptions ......................................              (425,271)       (973,327)       (494,788)             -
Annuity benefits .................................                    -               -               -               -
Annual contract maintenance charge (note 2) ......                  (821)         (3,284)           (203)             -
Contingent deferred sales charges (note 2) .......                (9,277)        (23,667)         (7,134)             -
Adjustments to maintain reserves .................                 1,590           1,314           1,397              -
                                                           -------------   -------------   -------------   -------------
    Net equity transactions ......................           (46,226,684)     25,196,946      35,394,764              -
                                                           -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............           (45,198,027)     28,714,837      38,824,978              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......            45,198,027      16,483,190              -               -
                                                           -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         $          -       45,198,027      38,824,978              -
                                                           =============   =============   =============   =============


                                                                  GROWTH PORTFOLIO             HIGH INCOME PORTFOLIO
                                                         ------------------------------  ------------------------------
                                                              1997             1996            1997            1996
                                                         -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................               4,508               -          105,786              -
Mortality, expense and administration
  charges (note 2) ...............................            (145,297)              -       (1,409,930)           (112)
                                                         -------------   --------------  --------------   -------------
  Net investment activity ........................            (140,789)              -       (1,304,144)           (112)
                                                         -------------   --------------  --------------   -------------

Proceeds from mutual fund shares sold ............             701,523               -        9,990,931          51,577
Cost of mutual fund shares sold ..................            (663,222)              -       (9,469,396)        (51,480)
                                                         -------------   --------------  --------------   -------------
  Realized gain (loss) on investments ............              38,301               -          521,535              97
Change in unrealized gain (loss) on investments ..           1,541,707               -       16,484,146           1,382
                                                         -------------   --------------  --------------   -------------
  Net gain (loss) on investments .................           1,580,008               -       17,005,681           1,479
                                                         -------------   --------------  --------------   -------------
Reinvested capital gains .........................              20,178               -           13,075              -
                                                         -------------   --------------  --------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........           1,459,397               -       15,714,612           1,367
                                                         -------------   --------------  --------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................          17,228,215               -       40,442,027          57,687
Transfers between funds ..........................           5,458,035               -       98,072,875         109,940
Redemptions ......................................            (389,446)              -       (4,965,856)           (595)
Annuity benefits .................................                  -                -             (520)             -
Annual contract maintenance charge (note 2) ......                (174)              -           (6,797)            (12)
Contingent deferred sales charges (note 2) .......              (7,662)              -         (105,011)             -
Adjustments to maintain reserves .................                 387               -            1,793               1
                                                         -------------   --------------  --------------   -------------
    Net equity transactions ......................          22,289,355               -      133,438,511         167,021
                                                         -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          23,748,752               -      149,153,123         168,388
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......                  -                -          168,388              -
                                                         -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............          23,748,752               -      149,321,511         168,388
                                                         =============   ==============  ==============   =============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     MONEY MARKET PORTFOLIO             OVERSEAS PORTFOLIO
                                                                -----------------------------   -----------------------------
                                                                     1997           1996             1997           1996
                                                                -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................         $   2,138,816           1,914          13,050              -
Mortality, expense and administration
  charges (note 2) ....................................              (560,839)           (512)       (730,502)           (341)
                                                                -------------   -------------   -------------   -------------
  Net investment activity .............................             1,577,977           1,402        (717,452)           (341)
                                                                -------------   -------------   -------------   -------------

Proceeds from mutual fund shares sold .................            50,465,388          14,704       6,692,136             297
Cost of mutual fund shares sold .......................           (50,465,388)        (14,704)     (6,194,942)           (288)
                                                                -------------   -------------   -------------   -------------
  Realized gain (loss) on investments .................                    -               -          497,194               9
Change in unrealized gain (loss) on investments .......                    -               -        3,564,616           4,572
                                                                -------------   -------------   -------------   -------------
  Net gain (loss) on investments ......................                    -               -        4,061,810           4,581
                                                                -------------   -------------   -------------   -------------
Reinvested capital gains ..............................                    -               -           51,803              -
                                                                -------------   -------------   -------------   -------------
    Net increase (decrease) in contract owners' .......
      equity resulting from operations ................             1,577,977           1,402       3,396,161           4,240
                                                                -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................            53,240,636       1,297,033      19,142,453          23,854
Transfers between funds ...............................            (8,324,168)        115,682      48,946,911         202,834
Redemptions ...........................................            (4,162,215)             -       (2,818,245)           (151)
Annuity benefits ......................................                    -               -               -               -
Annual contract maintenance charge (note 2) ...........                (1,833)             -           (5,435)             (3)
Contingent deferred sales charges (note 2) ............               (81,918)             -          (65,968)             -
Adjustments to maintain reserves ......................                  (128)             (6)          3,181              (8)
                                                                -------------   -------------   -------------   -------------
    Net equity transactions ...........................            40,670,374       1,412,709      65,202,897         226,526
                                                                -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................            42,248,351       1,414,111      68,599,058         230,766
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........             1,414,111              -          230,766              -
                                                                -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................         $  43,662,462       1,414,111      68,829,824         230,766
                                                                =============   =============   =============   =============



                                                                                                     ASSET MANAGER:
                                                                ASSET MANAGER PORTFOLIO            GROWTH PORTFOLIO
                                                           ------------------------------  ------------------------------
                                                                1997            1996            1997             1996
                                                           -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................            5,034               -               -               -
Mortality, expense and administration
  charges (note 2) ....................................          (63,622)              -          (60,894)             -
                                                           -------------   --------------  --------------   -------------
  Net investment activity .............................          (58,588)              -          (60,894)             -
                                                           -------------   --------------  --------------   -------------

Proceeds from mutual fund shares sold .................          167,650               -          608,370              -
Cost of mutual fund shares sold .......................         (169,948)              -         (526,461)             -
                                                           -------------   --------------  --------------   -------------
  Realized gain (loss) on investments .................           (2,298)              -           81,909              -
Change in unrealized gain (loss) on investments .......          770,547               -          802,203              -
                                                           -------------   --------------  --------------   -------------
  Net gain (loss) on investments ......................          768,249               -          884,112              -
                                                           -------------   --------------  --------------   -------------
Reinvested capital gains ..............................           12,628               -              620              -
                                                           -------------   --------------  --------------   -------------
    Net increase (decrease) in contract owners' .......
      equity resulting from operations ................          722,289               -          823,838              -
                                                           -------------   --------------  --------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................        6,537,589               -        5,851,889              -
Transfers between funds ...............................        2,915,117               -        1,816,591              -
Redemptions ...........................................         (124,289)              -         (210,136)             -
Annuity benefits ......................................               -                -               -               -
Annual contract maintenance charge (note 2) ...........              (65)              -              (56)             -
Contingent deferred sales charges (note 2) ............             (642)              -           (5,660)             -
Adjustments to maintain reserves ......................              169               -             (319)             -
                                                           -------------   --------------  --------------   -------------
    Net equity transactions ...........................        9,327,879               -        7,452,309              -
                                                           -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................       10,050,168               -        8,276,147              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........               -                -               -               -
                                                           -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................       10,050,168               -        8,276,147              -
                                                           =============   ==============  ==============   =============




                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996



                                                                     CONTRAFUND PORTFOLIO              INDEX 500 PORTFOLIO
                                                                 -----------------------------   -----------------------------
                                                                      1997           1996              1997           1996
                                                                 -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................               $      24,653              -            9,636              -
Mortality, expense and administration
  charges (note 2) ...............................                    (369,125)             -         (190,547)             -
                                                                 -------------   -------------   -------------   -------------
  Net investment activity ........................                    (344,472)             -         (180,911)             -
                                                                 -------------   -------------   -------------   -------------

Proceeds from mutual fund shares sold ............                     565,018              -          965,594              -
Cost of mutual fund shares sold ..................                    (487,291)             -         (889,248)             -
                                                                 -------------   -------------   -------------   -------------
  Realized gain (loss) on investments ............                      77,727              -           76,346              -
Change in unrealized gain (loss) on investments ..                   5,244,373              -        2,870,226              -
                                                                 -------------   -------------   -------------   -------------
  Net gain (loss) on investments .................                   5,322,100              -        2,946,572              -
                                                                 -------------   -------------   -------------   -------------
Reinvested capital gains .........................                      65,154              -           19,553              -
                                                                 -------------   -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........                   5,042,782              -        2,785,214              -
                                                                 -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................                  36,229,846              -       20,344,888              -
Transfers between funds ..........................                  11,100,887              -        6,144,151              -
Redemptions ......................................                    (814,886)             -         (540,303)             -
Annuity benefits .................................                          -               -               -               -
Annual contract maintenance charge (note 2) ......                        (692)             -             (330)             -
Contingent deferred sales charges (note 2) .......                     (18,768)             -          (17,514)             -
Adjustments to maintain reserves .................                     (15,272)             -           (1,008)             -
                                                                 -------------   -------------   -------------   -------------
    Net equity transactions ......................                  46,481,115              -       25,929,884              -
                                                                 -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                               51,523,897              -       28,715,098              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......                          -               -               -               -
                                                                 -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............               $  51,523,897              -       28,715,098              -
                                                                 =============   =============   =============   =============



                                                                       INVESTMENT GRADE
                                                                        BOND PORTFOLIO                BALANCED PORTFOLIO
                                                                ------------------------------  ------------------------------
                                                                     1997            1996             1997             1996
                                                                -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................                     21,628               -        2,651,503              -
Mortality, expense and administration
  charges (note 2) ...............................                   (279,791)            (140)     (1,746,213)     (1,051,093)
                                                                -------------   --------------  --------------   -------------
  Net investment activity ........................                   (258,163)            (140)        905,290      (1,051,093)
                                                                -------------   --------------  --------------   -------------

Proceeds from mutual fund shares sold ............                  2,093,567              309       4,520,541         727,396
Cost of mutual fund shares sold ..................                 (2,017,251)            (307)     (3,490,030)       (656,256)
                                                                -------------   --------------  --------------   -------------
  Realized gain (loss) on investments ............                     76,316                2       1,030,511          71,140
Change in unrealized gain (loss) on investments ..                  2,072,932             (411)     20,657,622       8,506,461
                                                                -------------   --------------  --------------   -------------
  Net gain (loss) on investments .................                  2,149,248             (409)     21,688,133       8,577,601
                                                                -------------   --------------  --------------   -------------
Reinvested capital gains .........................                         -                -               -          218,962
                                                                -------------   --------------  --------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........                  1,891,085             (549)     22,593,423       7,745,470
                                                                -------------   --------------  --------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................                  6,750,960           27,814      23,981,267      50,651,260
Transfers between funds ..........................                 21,294,182           70,964      (1,028,043)      4,814,234
Redemptions ......................................                 (1,465,723)            (258)     (6,165,682)     (3,143,740)
Annuity benefits .................................                         -                -             (296)             -
Annual contract maintenance charge (note 2) ......                     (1,273)              -          (13,901)         (7,597)
Contingent deferred sales charges (note 2) .......                    (29,247)              -         (126,607)        (65,894)
Adjustments to maintain reserves .................                        222                5           1,693           6,349
                                                                -------------   --------------  --------------   -------------
    Net equity transactions ......................                 26,549,121           98,525      16,648,431      52,254,612
                                                                -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                              28,440,206           97,976      39,241,854      60,000,082
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......                     97,976               -      103,152,198      43,152,116
                                                                -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............                 28,538,182           97,976     142,394,052     103,152,198
                                                                =============   ==============  ==============   =============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996



                                                                 GROWTH AND INCOME              GROWTH OPPORTUNITIES
                                                                      PORTFOLIO                       PORTFOLIO
                                                           -----------------------------   -----------------------------
                                                                1997           1996             1997            1996
                                                           -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................         $     157,740              -        6,335,089              -
Mortality, expense and administration
  charges (note 2) ...............................              (166,292)             -       (7,022,841)     (3,919,497)
                                                           -------------   -------------   -------------   -------------
  Net investment activity ........................                (8,552)             -         (687,752)     (3,919,497)
                                                           -------------   -------------   -------------   -------------

Proceeds from mutual fund shares sold ............                45,518              -       10,276,479       3,337,769
Cost of mutual fund shares sold ..................               (40,650)             -       (6,486,639)     (2,533,933)
                                                           -------------   -------------   -------------   -------------
  Realized gain (loss) on investments ............                 4,868              -        3,789,840         803,836
Change in unrealized gain (loss) on investments ..             2,314,169              -      110,032,205      49,787,777
                                                           -------------   -------------   -------------   -------------
  Net gain (loss) on investments .................             2,319,037              -      113,822,045      50,591,613
                                                           -------------   -------------   -------------   -------------
Reinvested capital gains .........................               512,654              -        8,869,124         705,098
                                                           -------------   -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........             2,823,139              -      122,003,417      47,377,214
                                                           -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................            18,613,704              -      137,949,525     159,032,317
Transfers between funds ..........................             5,163,722              -        2,156,049      22,266,646
Redemptions ......................................              (510,742)             -      (26,047,105)     (9,655,340)
Annuity benefits .................................                    -               -           (1,243)             -
Annual contract maintenance charge (note 2) ......                  (188)             -          (65,787)        (36,712)
Contingent deferred sales charges (note 2) .......               (14,424)             -         (554,646)       (194,751)
Adjustments to maintain reserves .................                   235              -            9,130          33,850
                                                           -------------   -------------   -------------   -------------
    Net equity transactions ......................            23,252,307              -      113,445,923     171,446,010
                                                           -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            26,075,446              -      235,449,340     218,823,224
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......                    -               -      383,098,233     164,275,009
                                                           -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         $  26,075,446              -      618,547,573     383,098,233
                                                           =============   =============   =============   =============



See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in any of the following:

              Funds of Fidelity Advisor Annuity Fund (effective January 20, 1997, the following funds are no longer available);
                Fidelity Advisor Annuity Government Investment Fund Fidelity Advisor Annuity High Yield Fund
                Fidelity Advisor Annuity Money Market Fund
                Fidelity Advisor Annuity Overseas Fund

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio
                Fidelity VIP - Growth Portfolio
                Fidelity VIP - High Income Portfolio
                Fidelity VIP - Money Market Portfolio
                Fidelity VIP - Overseas Portfolio

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio
                Fidelity VIP-II - Asset Manager: Growth Portfolio
                Fidelity VIP-II - Contrafund Portfolio
                Fidelity VIP-II - Index 500 Portfolio
                Fidelity VIP-II - Investment Grade Bond Portfolio

              Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Balanced Portfolio
                  (formerly Fidelity Advisor Annuity Income & Growth Fund)
                Fidelity VIP-III - Growth and Income Portfolio
                Fidelity VIP-III - Growth Opportunities Portfolio
                  (formerly Fidelity Advisor Annuity Growth Opportunities Fund)

         At December 31, 1997, except as noted, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the Fidelity Advisor Annuity Classic contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for the Fidelity Advisor Annuity Classic contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the Fidelity Advisor Annuity Select contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculations equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. Optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1). Optional long care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                                             GOVERNMENT             HIGH             MONEY
                                                             INVESTMENT            YIELD            MARKET         OVERSEAS
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Classic.........................    $  1,083,010             3,971           16,813             3,845           10,730
     Select..........................      12,435,476            52,722          248,687            77,418          117,562
     Select (Rider Opt. 1)...........           1,046                -                -                 -                -
     Select (Rider Opt. 2)...........             282                -                -                 -                -
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $ 13,519,814            56,693          265,500            81,263          128,292
                                         ============      ============     ============      ============     ============

                                              EQUITY-                               HIGH             MONEY
                                               INCOME            GROWTH           INCOME            MARKET         OVERSEAS
                                            PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                         ------------      ------------     ------------      ------------     ------------
     Classic.........................    $     10,689             8,415           79,502            20,370           60,043
     Select..........................         231,323           136,613        1,330,341           540,448          670,326
     Select (Rider Opt. 1)...........             126               254               45                21              105
     Select (Rider Opt. 2)...........              35                15               42                -                28
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $    242,173           145,297        1,409,930           560,839          730,502
                                         ============      ============     ============      ============     ============

                                                                  ASSET                                          INVESTMENT
                                                ASSET           MANAGER                              INDEX            GRADE
                                              MANAGER            GROWTH       CONTRAFUND               500             BOND
                                            PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                         ------------      ------------     ------------      ------------     ------------
     Classic.........................    $      2,325             3,230           23,334            10,070           18,691
     Select..........................          61,279            57,643          345,666           180,444          261,060
     Select (Rider Opt. 1)...........              18                13               95                24               -
     Select (Rider Opt. 2)...........              -                  8               30                 9               40
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     63,622            60,894          369,125           190,547          279,791
                                         ============      ============     ============      ============     ============

                                                             GROWTH AND           GROWTH
                                             BALANCED            INCOME    OPPORTUNITIES
                                            PORTFOLIO         PORTFOLIO        PORTFOLIO
                                         ------------      ------------     ------------
     Classic.........................    $    153,146             6,903          650,933
     Select..........................       1,593,030           159,344        6,371,570
     Select (Rider Opt. 1)...........              28                13              304
     Select (Rider Opt. 2)...........               9                32               34
                                         ------------      ------------     ------------
         Total.......................    $  1,746,213           166,292        7,022,841
                                         ============      ============     ============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY
     The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.

                                                                                                        ANNUAL
     Contract owners' equity represented by:                 UNITS         UNIT VALUE                   RETURN
                                                           --------        ----------                   -------

      FIDELITY ADVISOR ANNUITY CLASSIC CONTRACTS:

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ...........................         85,072      $ 12.257123   $1,042,738       23%(a)
            Non-tax qualified .......................         68,943        12.257123      845,043       23%(a)

         Fidelity VIP - Growth Portfolio:
            Tax qualified ...........................         72,191        11.621651      838,979       16%(a)
            Non-tax qualified .......................         55,100        11.621651      640,353       16%(a)

         Fidelity VIP - High Income Portfolio:
            Tax qualified ...........................        385,182        11.873382    4,573,413       16%
            Non-tax qualified .......................        335,906        11.873382    3,988,340       16%

         Fidelity VIP - Money Market Portfolio:
            Tax qualified ...........................        208,431        10.478255    2,183,993        4%
            Non-tax qualified .......................         63,314        10.478255      663,420        4%

         Fidelity VIP - Overseas Portfolio:
            Tax qualified ...........................        278,008        11.583345    3,220,263       10%
            Non-tax qualified .......................        233,174        11.583345    2,700,935       10%

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ...........................         16,173        11.662002      188,610       17%(a)
            Non-tax qualified .......................         17,854        11.662002      208,213       17%(a)

         Fidelity VIP-II - Asset Manager:
         Growth Portfolio:
            Tax qualified ...........................         24,630        11.951807      294,373       20%(a)
            Non-tax qualified .......................         15,156        11.951807      181,142       20%(a)

         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ...........................        166,852        11.743945    1,959,501       17%(a)
            Non-tax qualified .......................        111,999        11.743945    1,315,310       17%(a)

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ...........................         83,194        12.506255    1,040,445       25%(a)
            Non-tax qualified .......................         51,803        12.506255      647,862       25%(a)

         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ...........................        114,654        10.829778    1,241,677        8%
            Non-tax qualified .......................         64,921        10.829778      703,080        8%

         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified ...........................        502,946        14.720075    7,403,403       21%
            Non-tax qualified .......................        389,668        14.720075    5,735,942       21%

         Fidelity VIP-III -  Growth and
         Income Portfolio:
            Tax qualified ...........................         56,646        12.362549      700,289       24%(a)
            Non-tax qualified .......................         35,101        12.362549      433,938       24%(a)

         Fidelity VIP-III - Growth Opportunities
         Portfolio:
            Tax qualified ...........................      1,496,661        19.586347   29,314,122       28%
            Non-tax qualified .......................      1,474,036        19.586347   28,870,981       28%

                                                                     (Continued)

   FIDELITY ADVISOR ANNUITY SELECT CONTRACTS:

     Fidelity VIP - Equity-Income Portfolio:
        Tax qualified .........................        1,102,775       12.245396        13,503,917       22%(a)
        Non-tax qualified .....................        1,900,080       12.245396        23,267,232       22%(a)

     Fidelity VIP - Growth Portfolio:
        Tax qualified .........................          711,162       11.610523         8,256,963       16%(a)
        Non-tax qualified .....................        1,186,843       11.610523        13,779,868       16%(a)

     Fidelity VIP - High Income Portfolio:
        Tax qualified .........................        3,723,025       11.859397        44,152,832       16%
        Non-tax qualified .....................        8,132,611       11.859397        96,447,862       16%

     Fidelity VIP - Money Market Portfolio:
        Tax qualified .........................        1,517,808       10.465899        15,885,225        4%
        Non-tax qualified .....................        2,372,121       10.465899        24,826,379        4%

     Fidelity VIP - Overseas Portfolio:
        Tax qualified .........................        1,594,615       11.569690        18,449,201       10%
        Non-tax qualified .....................        3,828,801       11.569690        44,298,041       10%

     Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified .........................          234,516       11.650850         2,732,311       17%(a)
        Non-tax qualified .....................          585,920       11.650850         6,826,466       17%(a)

     Fidelity VIP-II - Asset Manager:
     Growth Portfolio:
        Tax qualified .........................          236,306       11.940378         2,821,583       19%(a)
        Non-tax qualified .....................          412,776       11.940378         4,928,701       19%(a)

     Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified .........................        1,484,705       11.732706        17,419,607       17%(a)
        Non-tax qualified .....................        2,614,941       11.732706        30,680,334       17%(a)

     Fidelity VIP-II - Index 500 Portfolio:
        Tax qualified .........................          687,172       12.494291         8,585,727       25%(a)
        Non-tax qualified .....................        1,471,434       12.494291        18,384,525       25%(a)

     Fidelity VIP-II - Investment Grade
     Bond Portfolio:
        Tax qualified .........................          881,781       10.817010         9,538,234        8%
        Non-tax qualified .....................        1,572,576       10.817010        17,010,570        8%

     Fidelity VIP-III - Balanced Portfolio:
        Tax qualified .........................        2,672,535       14.675543        39,220,902       20%
        Non-tax qualified .....................        6,127,776       14.675543        89,928,440       20%

     Fidelity VIP-III -  Growth and
     Income Portfolio:
        Tax qualified .........................          641,220       12.350709         7,919,522       24%(a)
        Non-tax qualified .....................        1,370,152       12.350709        16,922,349       24%(a)

     Fidelity VIP-III - Growth Opportunities
     Portfolio:
        Tax qualified .........................        8,514,753       19.527096       166,268,399       28%
        Non-tax qualified .....................       20,154,563       19.527096       393,560,087       28%

FIDELITY ADVISOR ANNUITY SELECT (RIDER OPTION 1):

     Fidelity VIP - Equity-Income Portfolio:
        Tax qualified .........................        1,233       10.334399        12,742       3%(a)
        Non-tax qualified .....................        9,973       10.334399       103,065       3%(a)

     Fidelity VIP - Growth Portfolio:
        Tax qualified .........................        1,555       10.025497        15,590       0%(a)
        Non-tax qualified .....................       19,167       10.025497       192,159       0%(a)

     Fidelity VIP - High Income Portfolio:
        Tax qualified .........................        1,197       10.125956        12,121       1%(a)
        Non-tax qualified .....................        6,913       10.125956        70,001       1%(a)

     Fidelity VIP - Money Market Portfolio:
        Non-tax qualified .....................       10,276       10.066783       103,446       1%(a)

     Fidelity VIP - Overseas Portfolio:
        Tax qualified .........................           63        9.894400           623     (1)%(a)
        Non-tax qualified .....................       12,510        9.894400       123,779     (1)%(a)

     Fidelity VIP-II - Asset Manager Portfolio:
        Non-tax qualified .....................        9,263       10.209261        94,568       2%(a)

     Fidelity VIP-II - Asset Manager
     Growth Portfolio:
        Non-tax qualified .....................        3,686       10.239737        37,744       2%(a)

     Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified .........................          913        9.951886         9,086       0%(a)
        Non-tax qualified .....................        9,371        9.951886        93,259       0%(a)

     Fidelity VIP-II - Index 500 Portfolio:
        Tax qualified .........................           61       10.330898           630       3%(a)
        Non-tax qualified .....................        3,644       10.330898        37,646       3%(a)

     Fidelity VIP-III - Balanced Portfolio:
        Non-tax qualified .....................        8,383       10.272783        86,117       3%(a)

     Fidelity VIP-III -  Growth and
     Income Portfolio:
        Non-tax qualified .....................        6,119       10.404380        63,664       4%(a)

     Fidelity VIP-III - Growth Opportunities
     Portfolio:
        Tax qualified .........................        2,407       10.392122        25,014       4%(a)
        Non-tax qualified .....................       37,507       10.392122       389,777       4%(a)

                                                                     (Continued)

FIDELITY ADVISOR ANNUITY SELECT (RIDER OPTION 2):

     Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ......................       2,158       10.333567               22,300       3%(a)
        Non-tax qualified ..................       2,704       10.333567               27,942       3%(a)

     Fidelity VIP - Growth Portfolio:
        Tax qualified ......................       1,085       10.024687               10,877       0%(a)
        Non-tax qualified ..................       1,393       10.024687               13,964       0%(a)

     Fidelity VIP - High Income Portfolio:
        Tax qualified ......................       2,387       10.125138               24,169       1%(a)
        Non-tax qualified ..................       4,150       10.125138               42,019       1%(a)

     Fidelity VIP - Overseas Portfolio:
        Tax qualified ......................         400        9.893604                3,957     (1)%(a)
        Non-tax qualified ..................       3,338        9.893604               33,025     (1)%(a)

     Fidelity VIP-II - Asset Manager:
     Growth Portfolio:
        Non-tax qualified ..................       1,231       10.238907               12,604       2%(a)

     Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ......................       1,148        9.951081               11,424       0%(a)
        Non-tax qualified ..................       3,555        9.951081               35,376       0%(a)

     Fidelity VIP-II - Index 500 Portfolio:
        Tax qualified ......................         386       10.330070                3,987       3%(a)
        Non-tax qualified ..................       1,382       10.330070               14,276       3%(a)

     Fidelity VIP-II - Investment Grade
     Bond Portfolio:
        Tax qualified ......................       1,718       10.145651               17,430       1%(a)
        Non-tax qualified ..................       2,680       10.145651               27,190       1%(a)

     Fidelity VIP-III - Balanced Portfolio:
        Non-tax qualified ..................       1,363       10.271954               14,001       3%(a)

     Fidelity VIP-III -  Growth and
     Income Portfolio:
        Non-tax qualified ..................       3,430       10.403545               35,684       4%(a)

     Fidelity VIP-III - Growth Opportunities
     Portfolio:
        Tax qualified ......................       1,056       10.391285               10,973       4%(a)
        Non-tax qualified ..................       7,724       10.391285               80,262       4%(a)
                                                 =======       =========

     Reserves for annuity contracts
     in payout phase:
        Tax qualified                                                                  43,957
                                                                              ---------------
                                                                              $ 1,238,508,090
                                                                              ===============

(a) This investment option was not being utilized for the entire period.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

PART C. OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS                               PAGE
      (a)   Financial Statements:

            (1)   Financial statements included                           N/A
                  in Prospectus
                  (Part A):
                  Condensed Financial Information.

            (2)   Financial statements included in Part B:
                  Those financial statements
                  required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

            Nationwide Fidelity Advisor Variable Account:

                  Independent Auditors' Report.                            55

                  Statement of Assets, Liabilities and Contract            58
                  Owners' Equity as of December 31, 1997.

                  Statements of Operations and Changes in Contract         59
                  Owners' Equity for Years ended December 31,
                  1997 and 1996.

                  Notes to Financial Statements.                           64

            Nationwide Life Insurance Company:

                  Independent Auditors' Report.                            71
                  Consolidated Balance Sheets as of December               72
                  31, 1997 and 1996.

                  Consolidated Statements of Income for the                73
                  years ended December 31, 1997, 1996 and
                  1995.

                  Consolidated Statements of Shareholder's                 74
                  Equity for the years ended December 31,
                  1997, 1996 and 1995.

                  Consolidated Statements of Cash Flows for                75
                  the years ended December 31, 1997, 1996 and 1995.

                  Notes to Consolidated Financial Statements.              76

Item 24. (b) Exhibits

                  (1) Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant. - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

                  (2)   Not Applicable

                  (3) Form of the Underwriting or Distribution contracts between the Registrant and the Principal Underwriter. - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

                  (4) The form of the variable annuity contract. - Filed previously with Registration Statement (File No. 33-89560) on October 31, 1997, and hereby incorporated by reference.


                  (5) The variable annuity application. - Filed previously with Post-Effective Amendment No. 4 to the Registration Statement (File No. 33-89560) and hereby incorporated by reference.


                  (6) Articles of Incorporation of the Depositor. - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

                  (7)   Not Applicable

                  (8)   Not Applicable

                  (9) Opinion of Counsel - Filed previously with the Registration Statement (File No. 33-89560) and is hereby incorporated by reference.

                  (10)  Not Applicable

                  (11)  Not Applicable

                  (12)  Not Applicable

                  (13) Computation of Performance Quotations - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

                  NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                   BUSINESS ADDRESS                                 WITH DEPOSITOR
                  Lewis J. Alphin                                      Director
                  519 Bethel Church Road
                  Mount Olive, NC  28365

                  A. I. Bell                                           Director
                  4121 North River Road West
                  Zanesville, OH 43701

                  Keith W. Eckel                                       Director
                  1647 Falls Road
                  Clarks Summit, PA 18411

                  Willard J. Engel                                     Director
                  300 East Marshall Street
                  Marshall, MN 56258

                  Fred C. Finney                                       Director
                  1558 West Moreland Road
                  Wooster, OH 44691

                  Charles L. Fuellgraf, Jr.                            Director
                  600 South Washington Street
                  Butler, PA  16001

                  Joseph J. Gasper                       President and Chief Operating Officer
                  One Nationwide Plaza                               and Director
                  Columbus, OH  43215

                  Dimon R. McFerson                      Chairman and Chief Executive Officer-
                  One Nationwide Plaza                      Nationwide Insurance Enterprise
                  Columbus, OH  43215                                and Director

                  David O. Miller                         Chairman of the Board and Director
                  115 Sprague Drive
                  Hebron, OH 43025

                  Yvonne L. Montgomery                                 Director
                  2859 Paces Ferry Road
                  Atlanta, GA 30339

                  James F. Patterson                                   Director
                  8765 Mulberry Road
                  Chesterland, OH  44026

                  NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                   BUSINESS ADDRESS                                 WITH DEPOSITOR
                  Arden L. Shisler                                     Director
                  1356 North Wenger Road
                  Dalton, OH  44618

                  Robert L. Stewart                                    Director
                  88740 Fairview Road
                  Jewett, OH  43986

                  Nancy C. Thomas                                      Director
                  10835 Georgetown Street NE
                  Louisville, OH  44641

                  Harold W. Weihl                                      Director
                  14282 King Road
                  Bowling Green, OH  43402

                  Dennis W. Click                            Vice President and Secretary
                  One Nationwide Plaza
                  Columbus, OH  43215

                  Robert A. Oakley                             Executive Vice President-
                  One Nationwide Plaza                          Chief Financial Officer
                  Columbus, OH  43215

                  Robert J. Woodward Jr.                       Executive Vice President
                  One Nationwide Plaza                         Chief Investment Officer
                  Columbus, OH 43215

                  W. Sidney Druen                          Senior Vice President and General
                  One Nationwide Plaza                      Counsel and Assistant Secretary
                  Columbus, OH  43215

                  Harvey S. Galloway, Jr.                 Senior Vice President-Chief Actuary-
                  One Nationwide Plaza                        Life, Health and Annuities
                  Columbus, OH  43215

                  Richard A. Karas                          Senior Vice President - Sales -
                  One Nationwide Plaza                            Financial Services
                  Columbus, OH  43215

                  Susan A. Wolken                            Senior Vice President - Life
                  One Nationwide Plaza                            Company Operations
                  Columbus, OH 43215

                  Michael D. Bleiweiss                              Vice President-
                  One Nationwide Plaza                       Individual Annuity Operations
                  Columbus, OH  43215

                  NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                   BUSINESS ADDRESS                                 WITH DEPOSITOR
                  Matthew S. Easley                                Vice President -
                  One Nationwide Plaza                 Life Marketing and Administrative Services
                  Columbus, OH  43215

                  Timothy E. Murphy                                 Vice President-
                  One Nationwide Plaza                            Strategic Marketing
                  Columbus, Ohio  43215

                  R. Dennis Noice                                   Vice President-
                  One Nationwide Plaza                             Retail Operations
                  Columbus, OH  43215

                  Joseph P. Rath
                  One Nationwide Plaza                       Vice President - Product and
                  Columbus, OH  43215                              Market Compliance

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

      *     Subsidiaries for which separate financial statements are filed

      ** Subsidiaries included in the respective consolidated financial statements

      *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

      ****  other subsidiaries

                                                                    NO. VOTING
                                                                    SECURITIES
                                                      STATE        (SEE ATTACHED
                                                OF ORGANIZATION    CHART) UNLESS
                 COMPANY                                             OTHERWISE               PRINCIPAL BUSINESS
                                                                     INDICATED
      Affiliate Agency, Inc.                        Delaware                         Life Insurance Agency
      Affiliate Agency of Ohio, Inc.                  Ohio                           Life Insurance Agency
      Allnations, Inc.                                Ohio                           Promotes cooperative insurance corporations
                                                                                     worldwide
      American Marine Underwriters, Inc.            Florida                          Underwriting Manager
      Auto Direkt Insurance Company                 Germany                          Insurance Company
      The Beak and Wire Corporation                   Ohio                           Radio Tower Joint Venture
      California Cash Management Company           California                        Inactive
      Colonial County Mutual Insurance               Texas                           Insurance Company
      Company
      Colonial Insurance Company of                Wisconsin                         Insurance Company
      Wisconsin
      Columbus Insurance Brokerage and              Germany                          Insurance Broker
      Service GMBH
      Companies Agency, Inc.                       Wisconsin                         Insurance Broker
      Companies Agency Insurance Services          California                        Insurance  Broker
      of California
      Companies Agency of Alabama, Inc.             Alabama                          Insurance Broker
      Companies Agency of Georgia, Inc.             Georgia                          Insurance Broker
      Companies Agency of Idaho, Inc.                Idaho                           Insurance Broker
      Companies Agency of Kentucky, Inc.            Kentucky                         Insurance Broker
      Companies Agency of Massachusetts,         Massachusetts                       Insurance Broker
      Inc.
      Companies Agency of New York, Inc.            New York                         Insurance Broker
      Companies Agency of Pennsylvania, Inc.      Pennsylvania                       Insurance Broker
      Companies Agency of Phoenix, Inc.             Arizona                          Insurance Broker
      Companies Agency of Texas, Inc.                Texas                           Local Recording Agent (P&C)
      Companies Annuity Agency of Texas,             Texas                           Group and Variable Contract Agent
      Inc.
      Cooperative Service Company                   Nebraska                         Insurance Agency
      Countrywide Services Corporation              Delaware                         Products Liability, Investigative and Claims
                                                                                     Management Services
      EMPLOYERS INSURANCE OF WAUSAU A              Wisconsin                         Mutual Insurance Company
      Mutual Company

                                                                    NO. VOTING
                                                                    SECURITIES
                                                      STATE        (SEE ATTACHED
                                                OF ORGANIZATION    CHART) UNLESS
                 COMPANY                                             OTHERWISE               PRINCIPAL BUSINESS
                                                                     INDICATED
  **  Employers Life Insurance Company of          Wisconsin                         Life Insurance Company
      Wausau
      F & B, Inc.                                     Iowa                           Insurance Agency
      Farmland Mutual Insurance Company               Iowa                           Mutual Insurance Company
      Financial Horizons Distributors               Alabama                          Life Insurance Agency
      Agency of Alabama, Inc.
      Financial Horizons Distributors                 Ohio                           Life Insurance Agency
      Agency of Ohio, Inc.
      Financial Horizons Distributors               Oklahoma                         Life Insurance Agency
      Agency of Oklahoma, Inc.
      Financial Horizons Distributors                Texas                           Life Insurance Agency
      Agency of Texas, Inc.
  *   Financial Horizons Investment Trust        Massachusetts                       Investment Company
      Financial Horizons Securities                 Oklahoma                         Broker Dealer
      Corporation
      Gates, McDonald & Company                       Ohio                           Cost Control Business
      Gates, McDonald & Company of Nevada            Nevada                          Self-Insurance Administration Claims
                                                                                     Examinations and Data Processing Services
      Gates, McDonald & Company of New              New York                         Workers Compensation Claims Administration
      York, Inc.
      Gates McDonald Health Plus, Inc.                Ohio                           Managed Care Organization
      Greater La Crosse Health Plans, Inc.         Wisconsin                         Commercial Health and Medicare Supplement
                                                                                     Insurance
      Insurance Intermediaries, Inc.                  Ohio                           Insurance Broker and Insurance Agency
      Irvin L. Schwartz and Associates, Inc.          Ohio                           Insurance Agency
      Key Health Plan, Inc.                        California                        Pre-paid Health Plans
      Landmark Financial Services of New            New York                         Life Insurance Agency
      York, Inc.
      Leben Direkt Insurance Company                Germany                          Life Insurance Company
      Lone Star General Agency, Inc.                 Texas                           Insurance Agency
  **  MRM Investments, Inc.                           Ohio                           Owns and Operates a Recreational Ski Facility
  **  National Casualty Company                    Wisconsin                         Insurance Company
      National Casualty Company of America,      Great Britain                       Insurance Company
      Ltd.
  **  National Premium and Benefit                  Delaware                         Insurance Administrative Services
      Administration Company

                                                                    NO. VOTING
                                                                    SECURITIES
                                                      STATE        (SEE ATTACHED
                                                OF ORGANIZATION    CHART) UNLESS
                 COMPANY                                             OTHERWISE               PRINCIPAL BUSINESS
                                                                     INDICATED
  **  Nationwide Advisory Services, Inc.              Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                     and Administrator
      Nationwide Agency, Inc.                         Ohio                           Insurance Agency
      Nationwide Agribusiness Insurance               Iowa                           Insurance Company
      Company
      Nationwide Asset Allocation Trust          Massachusetts                       Investment Company
      Nationwide Cash Management Company              Ohio                           Investment Securities Agent
      Nationwide Community Urban                      Ohio                           Redevelopment of blighted areas within the
      Redevelopment Corporation                                                      City of Columbus, Ohio
      Nationwide Corporation                          Ohio                           Organized for the purpose of acquiring,
                                                                                     holding, encumbering, transferring, or
                                                                                     otherwise disposing of shares,bonds, and
                                                                                     other evidences of indebtedness, securities,
                                                                                     and contracts of other persons, associations,
                                                                                     corporations, domestic or foreign and to
                                                                                     form or acquire the control of other
                                                                                     corporations
      Nationwide/Dispatch LLC                         Ohio                           Engaged in related Arena development Activity
      Nationwide Financial Institution              Delaware                         Insurance Agency
      Distributors Agency, Inc.
      Nationwide Financial Services Capital         Delaware                         Statutory Business Trust
      Trust
      Nationwide Financial Services, Inc.           Delaware                         Organized for the purpose of acquiring,
                                                                                     holding, encumbering, transferring, or
                                                                                     otherwise disposing of shares, bonds,
                                                                                     and other evidences of indebtedness,
                                                                                     securities, and contracts of other
                                                                                     persons, associations, corporations,
                                                                                     domestic or foreign and to form or
                                                                                     acquire the control of other corporations
      Nationwide General Insurance Company            Ohio                           Insurance Company
      Nationwide Global Holdings, Inc.                Ohio                           Holding Company for Enterprise International
                                                                                     Operations
      Nationwide Health Plans, Inc.                   Ohio                           Health Maintenance Organization
  *   Nationwide Indemnity Company                    Ohio                           Reinsurance Company
      Nationwide Insurance Enterprise                 Ohio                           Membership Non-Profit Corporation
      Foundation
      Nationwide Insurance Enterprise                 Ohio                           Performs shares services functions for the
      Services, Ltd.                                                                 Enterprise
      Nationwide Insurance Golf Charities,            Ohio                           Membership Non-Profit Corporation
      Inc.

                                                                    NO. VOTING
                                                                    SECURITIES
                                                      STATE        (SEE ATTACHED
                                                OF ORGANIZATION    CHART) UNLESS
                 COMPANY                                             OTHERWISE               PRINCIPAL BUSINESS
                                                                     INDICATED
      Nationwide Investing Foundation               Michigan                         Investment Company
  *   Nationwide Investing                       Massachusetts                       Investment Company
      Foundation II
      Nationwide Investing Foundation III             Ohio                           Investment Company
      Nationwide Investment Services                Oklahoma                         Registered Broker-Dealer in Deferred
      Corporation                                                                    Compensation Market
      Nationwide Investors Services, Inc.             Ohio                           Stock Transfer Agent
  **  Nationwide Life and Annuity Insurance           Ohio                           Life Insurance Company
      Company
  **  Nationwide Life Insurance Company               Ohio                           Life Insurance Company
      Nationwide Lloyds                              Texas                           Texas Lloyds Company
      Nationwide  Management Systems, Inc.            Ohio                           Offers Preferred Provider Organization and
                                                                                     Other Related Products and Services
      Nationwide Mutual Fire Insurance                Ohio                           Mutual Insurance Company
      Company
      Nationwide Mutual Insurance Company             Ohio                           Mutual Insurance Company
      Nationwide Properties, Ltd.                     Ohio                           Develops, owns and operates real estate and
                                                                                     real estate investments
      Nationwide Property and Casualty                Ohio                           Insurance Company
      Insurance Company
      Nationwide Realty Investors, Ltd.               Ohio                           Develops, owns and operates real estate and
                                                                                     real estate investments
  *   Nationwide Separate Account Trust          Massachusetts                       Investment Company
      NEA Valuebuilder Investor Services,           Delaware                         Life Insurance Agency
      Inc.
      NEA Valuebuilder Investor Services of         Alabama                          Life Insurance Agency
      Alabama, Inc.
      NEA Valuebuilder Investor Services of         Arizona                          Life Insurance Agency
      Arizona, Inc.
      NEA Valuebuilder Investor Services of         Montana                          Life Insurance Agency
      Montana, Inc.
      NEA Valuebuilder Investor Services of          Nevada                          Life Insurance Agency
      Nevada, Inc.
      NEA Valuebuilder Investor Services of           Ohio                           Life Insurance Agency
      Ohio, Inc.
      NEA Valuebuilder Investor Services of         Oklahoma                         Life Insurance Agency
      Oklahoma, Inc.
      NEA Valuebuilder Investor Services of          Texas                           Life Insurance Agency
      Texas, Inc.

                                                                    NO. VOTING
                                                                    SECURITIES
                                                      STATE        (SEE ATTACHED
                                                OF ORGANIZATION    CHART) UNLESS
                 COMPANY                                             OTHERWISE               PRINCIPAL BUSINESS
                                                                     INDICATED
      NEA Valuebuilder Investor Services of         Wyoming                          Life Insurance Agency
      Wyoming, Inc.
      NEA Valuebuilder Services Insurance        Massachusetts                       Life Insurance Agency
      Agency, Inc.
      Neckura General Insurance Company             Germany                          Insurance Company
      Neckura Holding Company                       Germany                          Administrative Service for Neckura Insurance
                                                                                     Group
      Neckura Insurance Company                     Germany                          Insurance Company
      Neckura Life Insurance Company                Germany                          Life Insurance Company
      NWE, Inc.                                       Ohio                           Special Investments
      PEBSCO of Massachusetts Insurance          Massachusetts                       Markets and Administers Deferred Compensation
      Agency, Inc.                                                                   Plans for Public Employees
      PEBSCO of Texas, Inc.                          Texas                           Markets and Administers Deferred Compensation
                                                                                     Plans for Public Employees
      Pension Associates of Wausau, Inc.           Wisconsin                         Pension plan administration, record keeping
                                                                                     and consulting and compensation consulting
      Physicians Plus Insurance Corporation        Wisconsin                         Health Maintenance Organization
      Prevea Health Insurance Plan, Inc.           Wisconsin                         Health Maintenance Organization
      Public Employees Benefit Services             Delaware                         Markets and Administers Deferred Compensation
      Corporation                                                                    Plans for Public Employees
      Public Employees Benefit Services             Alabama                          Markets and Administers Deferred Compensation
      Corporation of Alabama                                                         Plans for Public Employees
      Public Employees Benefit Services             Arkansas                         Markets and Administers Deferred Compensation
      Corporation of Arkansas                                                        Plans for Public Employees
      Public Employees Benefit Services             Montana                          Markets and Administers Deferred Compensation
      Corporation of Montana                                                         Plans for Public Employees
      Public Employees Benefit Services            New Mexico                        Markets and Administers Deferred Compensation
      Corporation of New Mexico                                                      Plans for Public Employees
      Scottsdale Indemnity Company                    Ohio                           Insurance Company
      Scottsdale Insurance Company                    Ohio                           Insurance Company
      Scottsdale Surplus Lines Insurance            Arizona                          Excess and Surplus Lines Insurance Company
      Company
      SVM Sales GmbH, Neckura Insurance             Germany                          Sales support for Neckura Insurance Group
      Group
      TIG Countrywide Insurance Group              California                        Independent Agency Personal Lines Underwriter
      Wausau (Bermuda) Ltd.                         Bermuda                          Rent-a-captive Reinsurer
      Wausau Business Insurance Company            Wisconsin                         Insurance Company

                                                                    NO. VOTING
                                                                    SECURITIES
                                                      STATE        (SEE ATTACHED
                                                OF ORGANIZATION    CHART) UNLESS
                 COMPANY                                             OTHERWISE               PRINCIPAL BUSINESS
                                                                     INDICATED
      Wausau General Insurance Company              Illinois                         Insurance Company
      Wausau Insurance Company (U.K.)            United Kingdom                      Insurance and Reinsurance Company
      Limited
      Wausau International Underwriters            California                        Special Risks, Excess and Surplus Lines
                                                                                     Insurance Underwriting Manager
 **   Wausau Preferred Health Insurance            Wisconsin                         Insurance and Reinsurance Company
      Company
      Wausau Service Corporation                   Wisconsin                         Holding Company
      Wausau Underwriters Insurance Company        Wisconsin                         Insurance Company

                                                                       NO. VOTING SECURITIES
                                                     STATE          (SEE ATTACHED CHART) UNLESS
               COMPANY                         OF ORGANIZATION         OTHERWISE INDICATED            PRINCIPAL BUSINESS
  *   MFS Variable Account                           Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
  *   NACo Variable Account                          Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
  *   Nationwide DC Variable Account                 Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
      Nationwide DCVA-II                             Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
  *   Separate Account No. 1                         Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
  *   Nationwide Multi-Flex Variable Account         Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
  *   Nationwide VA Separate Account-A               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                   Separate Account
  *   Nationwide VA Separate Account-B               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                   Separate Account
  *   Nationwide VA Separate Account-C               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                   Separate Account
      Nationwide VA Separate Account-Q               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                   Separate Account
  *   Nationwide Variable Account                    Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
  *   Nationwide Variable Account-II                 Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
  *   Nationwide Variable Account-3                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
  *   Nationwide Variable Account-4                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
  *   Nationwide Variable Account-5                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
  *   Nationwide Fidelity Advisor Variable           Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
      Account                                                      Account
  *   Nationwide Variable Account-6                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
      Nationwide Variable Account-8                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
  *   Nationwide Variable Account-9                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                   Account
  *   Nationwide VL Separate                         Ohio          Nationwide Life and Annuity    Issuer of Life Insurance Policies
      Account-A                                                    Separate Account

                                                                       NO. VOTING SECURITIES
                                                     STATE          (SEE ATTACHED CHART) UNLESS
               COMPANY                         OF ORGANIZATION         OTHERWISE INDICATED            PRINCIPAL BUSINESS
      Nationwide VL Separate                         Ohio          Nationwide Life and Annuity    Issuer of Life Insurance Policies
      Account-B                                                    Separate Account
      Nationwide VL Separate                         Ohio          Nationwide Life and Annuity    Issuer of Life Insurance Policies
      Account-C                                                    Separate Account
      Nationwide VL Separate                         Ohio          Nationwide Life and Annuity    Issuer of Life Insurance Policies
      Account-D                                                    Separate Account
  *   Nationwide VLI Separate Account                Ohio          Nationwide Life Separate       Issuer of Life Insurance Policies
                                                                   Account
  *   Nationwide VLI Separate Account-2              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                   Account                        Policies
  *   Nationwide VLI Separate Account-3              Ohio          Nationwide Life Separate       Issuer of Life Insurance Policies
                                                                   Account
      Nationwide VLI Separate Account-4              Ohio          Nationwide Life Separate       Issuer of Life Insurance Policies
                                                                   Account
      Nationwide VLI Separate Account-5              Ohio          Nationwide Life Separate       Issuer of Life Insurance Policies
                                                                   Account

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|  KEY HEALTH PLAN, INC.  |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|                         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 1,000      |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
| 80%          $1,828,478 |       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $1,461,761 |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |         COMPANIES       |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |         |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |         |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |         |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |         |WSC-100%      $10,000    |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |                                                     |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |         |    PENSION ASSOCIATES   |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |         |      OF WAUSAU, INC.    |
|                         |   |   |                         |   |   |        CORPORATION       |         |Common Stock: 1,000      |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |         |------------  Shares     |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |         |                         |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |         |                         |
|                         |   |   |                         |   |   |---------------  Shares   |         |Companies        Cost    |
|                         |   |   |                         |   |   |                          |         |Agency, Inc.     ----    |
|              Cost       |   |   |              Cost       |   |   |                Cost      |         |(Wisconsin)-100% $10,000 |
|              ----       |   |   |              ----       |   |   |                ----      |         |                         |
|WSC-100%      $1,000     |   |   |WSC-100%      $1,000     |   |   |WSC-33-1/3%     $6,215,459|         |                         |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |
                              |   ---------------------------   |   ----------------------------
                              |   |         WAUSAU          |   |   |      PREVEA HEALTH       |
                              |   |     (BERMUDA) LTD.      |   |   |  INSURANCE PLAN, INC.    |
                              |   | Common Stock:  120,000  |   |   |Common Stock: 3,000 Shares|
                              |   | -------------  Shares   |   |   |------------              |
                              ----|                         |   ----|                          |
                                  |                         |       |                          |
                                  |                Cost     |       |              Cost        |
                                  |                ----     |       |              ----        |
                                  | WSC-100%      $5,000,000|       |WSC-33-1/3%   $500,000    |
                                  ---------------------------       ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:   10,330 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-18.6%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-18.6%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-6.8%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-6.8%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |--------     |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |       |     |    |                 Cost         |         |        |                 Cost         |
|                 ----         |       |     |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |       |     |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
              |                        |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|        F & B, INC.           |       |     |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |       |     |    |     COMPANY OF WINCONSIN     |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |       |     |    |          (COLONIAL)          |         |        |                              |
|------------                  | ------|     |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |       |     |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |       |     |    |                 Cost         |         |        |                Cost          |
|Farmland                      |       |     |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |       |     |    |Casualty-100%    $41,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
                                       |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|    COOPERATIVE SERVICE       |       |     |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|          COMPANY             |       |     |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    600 Shares   |       |     |    |            (SIC)             |         |        |                              |
|------------                  |       |     |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |--------     |----|------------     Shares       | ----    |--------|------------     Shares       |
|                 ----         |             |    |                 Cost         |    |    |        |                 Cost         |
|Farmland         $3,506,173   |             |    |                 ----         |    |    |        |                 ----         |
|Mutual-100%                   |             |    |Casualty-100%    $150,000,000 |    |    |        |Neckura-100%     DM 1,656,925 |
|                              |             |    |                              |    |    |        |                              |
|                              |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
| NATIONWIDE AGRIBUSINESS      |             |    |          SCOTTSDALE          |    |    |        |       COLUMBUS INSURANCE     |
|    INSURANCE COMPANY         |             |    |        SURPLUS LINES         |    |    |        |      BROKERAGE AND SERVICE   |
|Common Stock:    1,000,000    |             |    |       INSURANCE COMPANY      |    |    |        |              GmbH            |
|------------     Shares       |------------ |    | Common Stock:    100,000     |    |    |        |Common Stock:    1 Share      |
|                              |             |    | ------------     Shares      | ---|    |--------|------------                  |
|                    Cost      |             |    |                              |    |    |        |                 Cost         |
|Casualty-99.9%      ----      |             |    |                   Cost       |    |    |        |                 ----         |
|Other Capital:   $26,714,335  |             |    |                   ----       |    |    |        |Neckura-100%     DM 51,639    |
|-------------                 |             |    | SIC-100%          $6,000,000 |    |    |        |                              |
|Casualty-Ptd.    $   713,576  |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
|    NATIONAL CASUALTY         |             |    |      NATIONAL PREMIUM &      |    |    |        |          LEBEN DIREKT        |
|          COMPANY             |             |    |    BENEFIT ADMINISTRATION    |    |    |        |        INSURANCE COMPANY     |
|           (NC)               |             |    |           COMPANY            |    |    |        |                              |
|Common Stock:    100 Shares   |             |    |Common Stock:    10,000       |    |    |        |Common Stock:    4,000 Shares |
|------------                  |-------------     |------------     Shares       |-----    ---------|------------                  |
|                 Cost         |                  |                 Cost         |         |        |                 Cost         |
|                 ----         |                  |                 ----         |         |        |                 ----         |
|Casualty-100%    $67,442,439  |                  |Scottsdale-100%  $10,000      |         |        |Neckura-100%     DM 4,000,000 |
|                              |                  |                              |         |        |                              |
|                              |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
              |                                                                            |
--------------------------------                  --------------------------------         |        --------------------------------
|    NCC OF AMERICA, LTD.      |                  |         SVM SALES            |         |        |          AUTO DIREKT         |
|        (INACTIVE)            |                  |            GmbH              |         |        |       INSURANCE COMPANY      |
|                              |                  |                              |         |        |                              |
|                              |                  |Common Stock:    50 Shares    |         |        |Common Stock:    1,500 Shares |
|                              |                  |------------                  |----------------- |------------                  |
|                              |                  |                 Cost         |                  |                 Cost         |
|NC-100%                       |                  |                 ----         |                  |                 ----         |
|                              |                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
|                              |                  |                              |                  |                              |
|                              |                  |                              |                  |                              |
--------------------------------                  --------------------------------                  --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
  |     |------------     Shares       |     |    |                 Cost         |
  |     |                 Cost         |     |    |                 ----         |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
  |     --------------------------------     |    --------------------------------
  |                   ||                     |
  |     --------------------------------     |    --------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
  |     |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
  |     |                              |     |    |          (Inactive)          |
  |     |Surplus Debentures            |     |    |                              |
  |     |------------------            |     |----|                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |                              |
  |     |Colonial         $500,000     |     |    |Casualty-100%                 |
  |     |Lone Star         150,000     |     |    |                              |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |         THE BEAK AND         |
  |     |      INSURANCE COMPANY       |     |    |       WIRE CORPORATION       |
  |     |Common Stock     12,500       |     |    |                              |
   -----|------------     Shares       |     |    |Common Stock:    750 Shares   |
  |     |                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $1,419,000   |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |  NATIONWIDE/DISPATCH LLC     |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |                              |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  - - - |Liability Company             |     - - -|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          |                              |
                                                  --------------------------------

Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Lines
Limited Liability Company -- Dotted Line

December 31, 1997

                                                                                                                        (Left Side)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      PROPERTIES, LTD.     |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    - -|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    - -|  |                           |  ||
| ------                    |     |                           |==||
|                           |     |                           |  ||
|                           |     |                           |  ||
| NW Life -97.6%            |     |                           |  ||
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||
 ---------------------------       ---------------------------   ||
                                                                 ||
                                   ---------------------------   ||
                                  |         NATIONWIDE        |  ||
                                  |      SEPARATE ACCOUNT     |  ||
                                  |            TRUST          |  ||
                                  |                           |  ||
                                  |                           |__||
                                  |                           |
                                  |                           |
                                  |                           |
                                  |      COMMON LAW TRUST     |
                                   ---------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |        ----------------------------------------------------------
                                                                 |        |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                  |-----------------------------------------------------------------
                                                    ---------------------------                      |
                                                   |    NATIONWIDE FINANCIAL   |                     |
                                                   |    SERVICES, INC. (NFS)   |                     |
                                                   |                           |                     |
                                                   | Common Stock: Control     |                     |
                                                   | ------------  -------     |                     |
                                                   |                           |                     |
                                                   |                           |                     |
                                                   | Class A     Public--100%  |                     |
                                                   | Class B     NW Corp--100% |                     |
                                                    ---------------------------                      |
                                                                  |                                  |
              ----------------------------------------------------------------------                 |
              |                               |                                    |                 |
 ---------------------------    ---------------------------         ---------------------------      |   -------------------------
|    IRVIN L. SCHWARTZ      |  | PUBLIC EMPLOYEES BENEFIT  |       |      NEA VALUEBUILDER     |     |  |    NATIONWIDE GLOBAL    |
|       & ASSOCIATES        |  |   SERVICES CORPORATION    |       |   INVESTOR SERVICES, INC. |     |  |      HOLDINGS, INC.     |
|                           |  |         (PEBSCO)          |       |             (NEA)         |     |  |                         |
| Common Stock: Control     |  | Common Stock: 236,494     |==||   | Common Stock: 500         |= || |  | Common Stock: 1 Share   |
| ------------  -------     |  | ------------  Shares      |  ||   | ------------  Shares      |  || |--| ------------            |
|                           |  |                           |  ||   |                           |  || |  |                         |
|                           |  |                           |  ||   |                           |  || |  |             Cost        |
| Class A     Other -100%   |  |                           |  ||   |                           |  || |  |             ----        |
| Class B     NFS -100%     |  | NFS -100%                 |  ||   | NFS -100%                 |  || |  | NW Corp-100%  $7,000,00 |
----------------------------   ----------------------------   ||   ----------------------------   || |  --------------------------
                                ---------------------------   ||    ---------------------------   || |
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  || |  --------------------------
                               |          ALABAMA          |  ||   |     INVESTOR SERVICES     |  || |  |   MRM INVESTMENT, INC.  |
                               |                           |  ||   |     OF ALABAMA, INC.      |  || |  |                         |
                               | Common Stock: 100,000     |  ||   | Common Stock: 500         |  || |  |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--|| __ | Common Stock: 1 Share   |
                               |                           |  ||   |                           |  ||    | -----------             |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |             Cost        |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%      $5,000     |  ||    |             ----        |
                                ---------------------------   ||    ---------------------------   ||    | NW Corp.-100% $7,000,000|
                                                              ||                                  ||    --------------------------
                                ---------------------------   ||    ---------------------------   ||
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||
                               |         ARKANSAS          |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF ARIZONA, INC.     |  ||
                               | Common Stock: 50,000      |  ||   | Common Stock: 100         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $1,000      |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||
                               |  PEBSCO OF MASSACHUSETTS  |  ||   |     NEA VALUEBUILDER      |  ||
                               |  INSURANCE AGENCY, INC.   |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF MONTANA, INC.     |  ||
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |          MONTANA          |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF NEVADA, INC.      |  ||    |      OF OHIO, INC.      |
                               | Common Stock: 500         |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |        NEW MEXICO         |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF WYOMING, INC.     |  ||    |    OF OKLAHOMA, INC.    |
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                               |                           |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |                           |  ||   |    SERVICES INSURANCE     |  ||    |   INVESTOR SERVICES     |
                               |         PEBSCO OF         |  ||   |       AGENCY, INC.        |  ||    |     OF TEXAS, INC.      |
                               |        TEXAS, INC.        |  ||   | Common Stock: 100         |  ||    |                         |
                               |                           |==||   | ------------  Shares      |--||=== |                         |
                               |                           |       |                           |        |                         |
                               |                           |       |               Cost        |        |                         |
                               |                           |       |               ----        |        |                         |
                               |                           |       | NEA -100%     $1,000      |        |                         |
                                ---------------------------         ---------------------------         --------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |          NATIONWIDE          |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |    HEALTH PLANS, INC. (NHP)  |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP. -100%  $25,683,532 |  |  | NW CORP. -100%  $126,509,480 |  |  | NW CORP. -100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   200          |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NHP             Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | GATES -100%     $106,947    |     | ELIOW -100%     $57,413,193  |  |  | Inc. -100%      $25,149      |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |                                                                         |
           |    -----------------------------                                        |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |                                       |  |            NATIONWIDE        |
           |   |         OF NEVADA           |                                       |  |          AGENCY, INC.        |
           |   |                             |                                       |  |                              |
           |   | Common Stock:   40          |                                       |  | Common Stock:   100          |
           |-- | ------------    Shares      |                                       |--| ------------    Shares       |
           |   |                             |                                          |                              |
           |   |                 Cost        |                                          |                 Cost         |
           |   |                 ----        |                                          | NHP             ----         |
           |   | Gates -100%     $93,750     |                                          | Inc. -99%       $116,077     |
           |    -----------------------------                                            ------------------------------
           |
           |    -----------------------------
           |   |       GATESMCDONALD         |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | Gates -100%     $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line





                                                                                                         December 31, 1997

                                                                                                                    Page 2

Item 27. NUMBER OF CONTRACT OWNERS

         Not Applicable.

Item 28. INDEMNIFICATION


         Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.



         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. PRINCIPAL UNDERWRITER


         (a) The principal underwriter is Fidelity Investments Institutional Services Company, Inc. which does not act as principal underwriter, depositor, sponsor, or investment adviser to any other investment company.

         (b)
         NAME AND PRINCIPAL
         BUSINESS ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
         Edward C. Johnson 3d       Director
         Kevin J. Kelly             Director
         Robert L. Reynolds         Director
         Kevin J. Kelly             President and Chief Executive Officer
         Kenneth A. Rathgeber       Executive Vice President and Chief of Operations
         Cornelia Boyle             Vice President
         John T. Hailer             Vice President
         Michael W. Kellogg         Vice President
         Douglas R. Manchester      Vice President
         Raymond J. Marcinowski     Vice President
         Jude C. Metcalf            Vice President
         Timothy P. Moran           Vice President and Chief Financial Officer
         William F. O'Grady         Vice President
         Eric Roiter                Vice President
         Gary E. Stevens            Assistant Vice President
         Stephen E. Tibbetts        Treasurer
         Jay Freedman               Clerk
         Elizabeth L. Baker         Compliance Officer

         (c)  Not applicable

         The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109

Item 30. LOCATION OF ACCOUNTS AND RECORDS

         Robert O. Cline
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH  43216

Item 31. MANAGEMENT SERVICES

         Not Applicable

Item 32. UNDERTAKINGS

         The Registrant hereby undertakes to:

         (a)file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b)include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c)deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


         The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.



         Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   OFFERED BY
                        NATIONWIDE LIFE INSURANCE COMPANY









                        NATIONWIDE LIFE INSURANCE COMPANY




                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   PROSPECTUS




                                   MAY 1, 1999

   INDEPENDENT AUDITORS' CONSENT AND INDEPENDENT AUDITORS' REPORT ON FINANCIAL
                               STATEMENT SCHEDULES

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of the Nationwide Fidelity Advisor Variable Account:



The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 30, 1998 included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                         KPMG Peat Marwick LLP


Columbus, Ohio
April 20, 1998

As required by the Securities Act of 1933, the Registrant, NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT, certifies that the requirements of the Securities Act Rule 485 for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of February, 1999.


                                 NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                                -----------------------------------------------
                                                  (Registrant)
                                      NATIONWIDE LIFE INSURANCE COMPANY
                                -----------------------------------------------
                                                   (Depositor)

                                             By/s/JOSEPH P. RATH
                                -----------------------------------------------
                                                 Joseph P. Rath
                                 Vice President - Product and Market Compliance


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of February, 1999.

              SIGNATURE                                             TITLE
LEWIS J. ALPHIN                                                    Director
--------------------------------------------
Lewis J. Alphin
A. I. BELL                                                         Director
--------------------------------------------
A. I. Bell
KEITH W. ECKEL                                                     Director
--------------------------------------------
Keith W. Eckel
WILLARD J. ENGEL                                                   Director
--------------------------------------------
Willard J. Engel
FRED C. FINNEY                                                     Director
--------------------------------------------
Fred C. Finney
CHARLES L. FUELLGRAF, JR.                                          Director
--------------------------------------------
Charles L. Fuellgraf, Jr.
JOSEPH J. GASPER                                                 President and Chief
--------------------------------------------
Joseph J. Gasper                                           Operating Office and Director
DIMON R. McFERSON                                        Chairman and Chief Executive Officer
--------------------------------------------
Dimon R. McFerson                                Nationwide Insurance Enterprise and Director
DAVID O. MILLER                                       Chairman of the Board and Director
--------------------------------------------
David O. Miller
YVONNE L. MONTGOMERY                                               Director
--------------------------------------------
Yvonne L. Montgomery
ROBERT A. OAKLEY                                           Executive Vice President-
--------------------------------------------
Robert A. Oakley                                            Chief Financial Officer
JAMES F. PATTERSON                                                 Director                               By/s/JOSEPH P. RATH
--------------------------------------------                                                         ------------------------------
James F. Patterson                                                                                             Joseph P. Rath
ARDEN L. SHISLER                                                   Director                                    Attorney-in-Fact
--------------------------------------------
Arden L. Shisler
ROBERT L. STEWART                                                  Director
--------------------------------------------
Robert L. Stewart
NANCY C. THOMAS                                                    Director
--------------------------------------------
Nancy C. Thomas
HAROLD W. WEIHL                                                    Director
--------------------------------------------
Harold W. Weihl